UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	November 1, 2018 — April 30, 2019

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam Income Fund

Semiannual report
4 | 30 | 19

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PINCX

Putnam
Income
Fund

Semiannual report
4 | 30 | 19

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

June 5, 2019

Dear Fellow Shareholder:

If there is any lesson to be learned from constantly changing financial markets, it is the importance of positioning your investment portfolio for your long-term goals. We believe that one strategy is to diversify across different asset classes and investment approaches.

We also believe your mutual fund investment offers a number of advantages, including constant monitoring by experienced investment professionals who maintain a long-term perspective. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

Another key strategy, in our view, is seeking the counsel of a financial advisor. For over 80 years, Putnam has recognized the importance of professional investment advice. Your financial advisor can help in many ways, including defining and planning for goals such as retirement, evaluating the level of risk appropriate for you, and reviewing your investments on a regular basis and making adjustments as necessary.

As always, your fund’s Board of Trustees remains committed to protecting the interests of Putnam shareholders like you, and we thank you for investing with Putnam.

Since Putnam Income Fund’s launch in 1954, the bond market landscape has undergone a dramatic transformation, with a greater variety of fixed-income securities available for investment today than ever before. Amid this evolution, the fund’s goal has remained constant: pursuing high current income and prudent risk management.

The fund’s management team has an average of more than 20 years of industry experience.

In pursuit of the fund’s investment goal, the management team seeks to balance the sources of risk and return in the portfolio. They pursue this strategy by investing in sectors that are not reliant on declining interest rates to drive returns, including sectors that lie outside the benchmark index.

2 Income Fund

The end of an era?

For more than 25 years, declining interest rates have driven bond prices higher. But with interest rates at historically low levels, any strategy that relies on this trend continuing could be risky.

Source: Federal Reserve data as of 4/30/19. Past performance is not indicative of future results.

Putnam Income Fund pursues a wide range of investment opportunities

Allocations are shown as a percentage of the fund’s net assets as of 4/30/19. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 10–12 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception date of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/19. See above and pages 10–12 for additional fund performance information. Index descriptions can be found on page 16.

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Mike, what was the fund’s investment environment like during the reporting period?

Bond market sectors advanced for the six months ended April 30, 2019, as volatility early in the period settled down and the market rebounded during the first four months of 2019.

Investor sentiment improved markedly following comments from U.S. Federal Reserve Chair Jerome Powell that mild inflation would give the central bank greater flexibility to set policy in 2019. Market participants also welcomed Powell’s announcement that the Fed was not on a “pre-set” path to push its benchmark rate higher, after hiking rates every quarter in 2018. Progress in U.S.–China trade talks provided a further boost to sentiment across risk-driven markets.

After fluctuating in a fairly narrow range in January and February, bond yields around the world declined in March. Central banks signaled that they were willing to keep interest rates low for longer than investors were expecting. In large part, the moves were spurred by signs of slowing economic growth, particularly in the eurozone and China. In the United States, however, where growth remained relatively

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Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/19. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

This chart shows how the fund’s sector weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding.

Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

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steady, the Fed’s argument for potentially delaying rate increases until next year was strengthened by signs that inflationary pressures remained muted.

Investor risk appetite remained strong in April, supported by better-than-expected economic data and increased optimism over U.S.–China trade negotiations. U.S. Treasury yields rose slightly during the month but remained below earlier-period levels.

Within this environment, mortgage credit and corporate credit — both high-yield and investment-grade — outperformed U.S. Treasuries and other government securities.

The fund slightly lagged its benchmark and performed in line with the average return of its Lipper peer group for the reporting period. What dampened performance versus the benchmark?

Our interest-rate and yield-curve strategy worked against relative performance this period, mainly due to adverse results from tactical positioning. Early in the period, having a duration that was modestly below that of the benchmark, along with a bias toward a steeper yield curve, weighed on the strategy’s performance as interest rates declined. By the end of the period, we moved the fund’s duration closer to neutral versus the benchmark and also adjusted our yield-curve positioning to benefit from a flatter curve.

Which holdings aided relative performance?

Our mortgage-credit positions were the biggest contributor versus the benchmark, rebounding strongly during the January-to-April 2019 period. Exposure to the mezzanine tiers of CMBX — an index that references a basket of commercial mortgage-backed securities [CMBS] issued in a particular year — added the most value. In addition to CMBX, the fund has exposure to CMBS (and indirectly to the underlying property types) via cash bonds. These holdings also moderately contributed this period.

By way of background, mezzanine CMBS are lower in the capital structure of a deal backed by a pool of commercial mortgage loans. They provide a yield advantage over higher-rated bonds, while having a smaller, yet meaningful, amount of principal protection.

Within our holdings of residential mortgage-backed securities [RMBS], positions in agency credit-risk transfer securities [CRTs] and pay-option adjustable-rate MBS slightly contributed. CRTs benefited from renewed demand as a more favorable outlook for risk-taking prompted investors to move back into higher-yielding investments. Pay-option adjustable-rate MBS, meanwhile, held up better than most other risk assets amid the selling pressure that dominated 2018’s fourth quarter, and rebounded in 2019’s first quarter.

Elsewhere, investments in corporate credit and in securities designed to benefit from prepayment risk were additional slight contributors. Our holdings of investment-grade corporate bonds benefited from gradually tightening spreads during 2019. Within our prepayment strategies, despite the yield on the 10-year Treasury — a key benchmark for mortgage rates — declining during most of the period, refinancing of the mortgages underlying our holdings remained subdued. As a result, prepayment speeds on our agency interest-only collateralized mortgage obligations [IO CMOs] were slower than expected, enabling our positions to post a slight gain.

How did you use derivatives during the period?

We used CMBX credit default swaps to gain exposure to CMBS. We also employed credit

Income Fund 7

default swaps to hedge the fund’s credit and market risks, and to gain exposure to specific issuers. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve and to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to help manage the fund’s duration and yield-curve positioning. Additionally, we utilized options to isolate the prepayment risks associated with our holdings of collateralized mortgage obligations and to help manage the downside risk of these positions.

What is your near-term outlook?

In our view, the policy shift signaled recently by the Fed was a major development. As a result of statements made by Fed Chair Powell and other members of the Federal Open Market Committee, we believe the markets are not pricing in any more interest-rate hikes for this year. Additionally, U.S. fiscal policy continues to be stimulative given last year’s tax cut and a growing budget deficit. U.S.–China trade talks stalled in May, but we believe it is in the best interests of both countries to continue working toward a deal.

Against this backdrop, and given benign inflation, if the U.S. economy continues on solid footing over the next few quarters, we foresee a favorable environment for mortgage and corporate credit.

What areas of the market do you find to be most attractive?

We continue to have a generally favorable outlook for mortgage credit. We think the underlying fundamentals for commercial real estate appear stable, supported by a growing labor market, interest rates that remain historically low, and a positive U.S. economic backdrop. That said, we think these favorable factors will be partially offset by higher capital costs and low capitalization rates. [Capitalization rate is the rate of return on a commercial investment property based on the income that the property is expected

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

8 Income Fund

to generate. It is calculated by dividing the property’s net operating income by its purchase price.]

Within the RMBS market, we continue to find value among legacy RMBS, where we think a steadily shrinking sector and stable investor base has produced a favorable technical environment. We like securities backed by higher-quality collateral, as well as bonds from what we consider to be more favorable regions of the country.

In the agency CRT market, we are focusing on opportunities among securities that have a few years of seasoning rather than newly issued CRTs, as we think this area of the market offers a more favorable risk/reward profile.

Within prepayment-sensitive areas of the market, range-bound Treasury yields have made prepayment speeds more predictable overall, in our view. To us, yield spreads look reasonable, although spreads on newer loans have generally tightened. Security selection has become more important, and we are focusing on reverse mortgages, jumbo loan balances, and seasoned collateral.

Thanks for your time and for bringing us up to date, Mike.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

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Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2019, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (11/1/54)
Before sales charge	7.38%	93.20%	6.81%	11.77%	2.25%	11.80%	3.79%	4.66%	5.13%
After sales charge	7.31	85.47	6.37	7.30	1.42	7.33	2.38	0.47	0.93
Class B (3/1/93)
Before CDSC	7.24	81.74	6.16	7.66	1.49	9.34	3.02	3.94	4.80
After CDSC	7.24	81.74	6.16	5.78	1.13	6.34	2.07	–1.06	–0.20
Class C (7/26/99)
Before CDSC	7.25	79.19	6.01	7.81	1.52	9.29	3.00	3.93	4.79
After CDSC	7.25	79.19	6.01	7.81	1.52	9.29	3.00	2.93	3.79
Class M (12/14/94)
Before sales charge	6.95	88.35	6.54	10.38	2.00	10.86	3.50	4.43	5.02
After sales charge	6.90	82.23	6.18	6.80	1.32	7.25	2.36	1.04	1.61
Class R (1/21/03)
Net asset value	7.11	88.40	6.54	10.55	2.03	11.02	3.55	4.62	5.22
Class R5 (7/2/12)
Net asset value	7.48	98.42	7.09	13.51	2.57	12.80	4.10	4.97	5.26
Class R6 (7/2/12)
Net asset value	7.49	99.50	7.15	13.96	2.65	13.08	4.18	5.09	5.38
Class Y (6/16/94)
Net asset value	7.48	97.95	7.07	13.28	2.52	12.62	4.04	4.94	5.30

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance

10 Income Fund

of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

Comparative index returns For periods ended 4/30/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
U.S. Aggregate Bond	—†	44.07%	3.72%	13.55%	2.57%	5.82%	1.90%	5.29%	5.49%
Index
Lipper Core Bond
Funds category	—†	52.71	4.28	12.06	2.30	6.16	2.01	4.82	5.16
average*

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, and 10-year periods ended 4/30/19, there were 527, 510, 451, 385, and 293 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, was introduced on 12/31/75, and the fund’s Lipper category was introduced on 12/31/59. Both post-date the inception date of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/19

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y
Number	6		6	6	6		6	6	6	6
Income	$0.120		$0.095	$0.095	$0.113		$0.112	$0.132	$0.132	$0.127
Capital gains	—		—	—	—		—	—	—	—
Total	$0.120		$0.095	$0.095	$0.113		$0.112	$0.132	$0.132	$0.127
	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value
10/31/18	$6.69	$6.97	$6.61	$6.63	$6.50	$6.72	$6.62	$6.77	$6.80	$6.80
4/30/19	6.91	7.20	6.83	6.85	6.71	6.94	6.85	6.99	7.03	7.03
Current rate	Before	After	Net	Net	Before	After	Net	Net	Net	Net
(end of	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
period)	charge	charge	value	value	charge	charge	value	value	value	value
Current
dividend rate[1]	3.47%	3.33%	2.64%	2.63%	3.22%	3.11%	3.15%	3.78%	3.76%	3.76%
Current
30-day
SEC yield[2]	N/A	3.31	2.70	2.70	N/A	3.09	3.20	3.73	3.80	3.70

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

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Fund performance as of most recent calendar quarter Total return for periods ended 3/31/19

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (11/1/54)
Before sales charge	7.38%	101.87%	7.28%	12.61%	2.40%	13.07%	4.18%	4.05%	3.90%
After sales charge	7.31	93.79	6.84	8.11	1.57	8.55	2.77	–0.11	–0.26
Class B (3/1/93)
Before CDSC	7.24	90.26	6.64	8.48	1.64	10.45	3.37	3.34	3.57
After CDSC	7.24	90.26	6.64	6.59	1.28	7.45	2.42	–1.66	–1.43
Class C (7/26/99)
Before CDSC	7.25	87.02	6.46	8.34	1.61	10.39	3.35	3.17	3.41
After CDSC	7.25	87.02	6.46	8.34	1.61	10.39	3.35	2.17	2.41
Class M (12/14/94)
Before sales charge	6.96	96.95	7.01	11.25	2.16	12.16	3.90	3.83	3.77
After sales charge	6.90	90.54	6.66	7.63	1.48	8.52	2.76	0.45	0.39
Class R (1/21/03)
Net asset value	7.11	96.98	7.01	11.25	2.15	12.15	3.90	3.88	3.68
Class R5 (7/2/12)
Net asset value	7.49	107.61	7.58	14.20	2.69	14.07	4.49	4.37	4.04
Class R6 (7/2/12)
Net asset value	7.50	108.75	7.64	14.66	2.77	14.35	4.57	4.50	4.01
Class Y (6/16/94)
Net asset value	7.48	107.12	7.55	13.95	2.65	13.87	4.42	4.33	3.92

See the discussion following the fund performance table on page 10 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Total annual operating
expenses for the fiscal year
ended 10/31/18	0.88%	1.63%	1.63%	1.13%	1.13%	0.58%	0.51%	0.63%
Annualized expense ratio
for the six-month period
ended 4/30/19	0.87%	1.62%	1.62%	1.12%	1.12%	0.57%	0.50%	0.62%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/18 to 4/30/19. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000 *†	$4.42	$8.23	$8.23	$5.69	$5.70	$2.90	$2.55	$3.16
Ending value (after expenses)	$1,051.30	$1,048.00	$1,047.90	$1,050.20	$1,052.20	$1,052.60	$1,053.80	$1,053.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/19, use the following calculation method. To find the value of your investment on 11/1/18, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000 *†	$4.36	$8.10	$8.10	$5.61	$5.61	$2.86	$2.51	$3.11
Ending value (after expenses)	$1,020.48	$1,016.76	$1,016.76	$1,019.24	$1,019.24	$1,021.97	$1,022.32	$1,021.72

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/19. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

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Consider these risks before investing

Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise.  Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). The fund may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses.  The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

14 Income Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/ or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Adjustable-rate MBS is backed by a pool of mortgages wherein the loan interest rate is adjusted at regular intervals based on an established index.

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government

Income Fund 15

agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

° Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofAML (Intercontinental Exchange Bank of America Merrill Lynch) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofAML”), used with permission. ICE BofAML permits use of the ICE BofAML indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

16 Income Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2019, Putnam employees had approximately $507,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Income Fund 17

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Income Fund

The fund’s portfolio 4/30/19 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (65.7%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (13.0%)
Government National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 1/20/49 to 4/20/49	$3,498,944	$3,731,651
5.00%, with due dates from 6/15/40 to 4/20/49	53,999,346	56,757,589
5.00%, 4/20/49 ##	200,000	208,854
5.00%, 4/20/49 ##	120,000	125,312
4.70%, with due dates from 6/20/65 to 8/20/67	1,225,586	1,332,233
4.671%, 5/20/65	253,602	270,577
4.667%, 9/20/65	279,564	297,595
4.646%, 6/20/65	142,403	151,727
4.627%, 6/20/67	897,812	973,004
4.621%, 6/20/65	41,614	44,140
4.608%, 12/20/68	2,021,911	2,178,525
4.58%, 5/20/65	45,987	49,104
4.52%, 8/20/65	70,683	74,887
4.508%, 3/20/67	1,090,401	1,173,544
4.50%, 6/20/65	41,882	44,617
4.50%, TBA, 5/1/49	18,000,000	18,666,562
4.50%, with due dates from 5/20/44 to 12/20/48	20,208,519	21,257,192
4.489%, 5/20/65	69,957	73,943
4.47%, 5/20/65	928,024	985,537
4.404%, 6/20/65	26,312	27,984
4.322%, 5/20/67	331,637	356,096
4.00%, TBA, 5/1/49	31,000,000	31,920,313
4.00%, with due dates from 9/20/40 to 5/20/48	14,924,202	15,466,488
3.50%, TBA, 5/1/49	28,000,000	28,459,374
3.50%, with due dates from 11/15/42 to 1/20/48	49,851,795	50,817,357
3.00%, TBA, 5/1/49	5,000,000	4,987,110
3.00%, with due dates from 3/20/43 to 10/20/46	2,161,306	2,158,162
		242,589,477
U.S. Government Agency Mortgage Obligations (52.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41	431,051	463,627
4.50%, with due dates from 7/1/44 to 3/1/45	1,315,213	1,389,217
4.00%, with due dates from 12/1/44 to 9/1/45	8,931,709	9,256,535
3.50%, with due dates from 4/1/42 to 11/1/47	17,395,349	17,696,844
3.00%, 10/1/46	3,176,749	3,152,374
2.50%, 4/1/43	686,058	664,006
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 6/1/49	2,000,000	2,159,688
6.00%, TBA, 5/1/49	2,000,000	2,163,125
6.00%, with due dates from 2/1/36 to 5/1/41	3,204,397	3,606,300
5.50%, with due dates from 1/1/33 to 2/1/35	543,117	593,811
5.00%, with due dates from 3/1/40 to 1/1/49	5,962,569	6,380,903
4.50%, TBA, 5/1/49	13,000,000	13,525,078
4.50%, with due dates from 7/1/44 to 11/1/48	8,326,243	8,750,214
4.00%, TBA, 6/1/49	98,000,000	100,499,765
4.00%, TBA, 5/1/49	98,000,000	100,564,846

Income Fund 19

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (65.7%)* cont.	amount	Value
U.S. Government Agency Mortgage Obligations cont.
Federal National Mortgage Association Pass-Through Certificates
4.00%, with due dates from 8/1/44 to 1/1/57	$20,189,636	$20,970,659
4.00%, 8/1/47 [i]	5,204,511	5,382,349
3.50%, with due dates from 5/1/56 to 9/1/57	24,017,913	24,312,838
3.50%, TBA, 6/1/49	274,000,000	276,269,049
3.50%, TBA, 5/1/49	276,000,000	278,479,695
3.50%, with due dates from 6/1/31 to 2/1/47	16,299,223	16,556,966
3.00%, TBA, 5/1/49	66,000,000	65,221,405
3.00%, with due dates from 9/1/42 to 3/1/47	17,942,279	17,809,334
2.50%, 12/1/47	5,676,217	5,489,329
		981,357,957
Total U.S. government and agency mortgage obligations (cost $1,226,725,640)		$1,223,947,434

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)*	amount	Value
Agency collateralized mortgage obligations (15.3%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.177%,
10/25/27 (Bermuda)	$2,555,955	$2,612,186
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.827%,
8/25/28 (Bermuda)	3,454,000	3,459,181
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 4.177%, 11/25/28	5,100,000	5,146,219
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%),
15.844%, 4/15/37	574,860	854,185
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%),
15.354%, 5/15/35	78,805	108,073
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%),
14.115%, 12/15/36	168,485	222,079
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%),
12.442%, 3/15/35	404,792	515,746
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%),
10.626%, 6/15/34	273,715	312,199
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3,
(1 Month US LIBOR + 5.15%), 7.627%, 11/25/28	6,718,200	7,792,700
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3,
(1 Month US LIBOR + 4.15%), 6.627%, 1/25/25	5,934,670	6,329,385
Ser. 4132, Class IP, IO, 4.50%, 11/15/42	4,323,407	605,277
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,877,525	363,387
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,823,907	227,322
Ser. 3707, Class PI, IO, 4.50%, 7/15/25	548,394	21,712
Ser. 4546, Class TI, IO, 4.00%, 12/15/45	13,173,082	2,354,688
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	10,103,855	1,930,341
IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.627%, 6/15/46	24,185,691	3,480,563
IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.627%, 7/15/42	17,484,931	2,614,522

20 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%),
3.527%, 5/15/41	$1,094,010	$1,060,616
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	9,403,778	1,697,006
Ser. 4182, Class GI, IO, 3.00%, 1/15/43	13,202,962	747,235
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	5,267,817	541,795
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	12,849,155	1,155,396
Ser. 4176, Class DI, IO, 3.00%, 12/15/42	13,860,293	1,252,693
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	8,085,488	718,881
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	4,531,613	349,841
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	13,277,433	989,957
Ser. 4206, Class IP, IO, 3.00%, 12/15/41	5,982,151	490,421
Ser. 4004, IO, 3.00%, 3/15/26	5,164,232	180,232
Ser. 315, PO, zero %, 9/15/43	12,743,228	10,420,465
Ser. 3835, Class FO, PO, zero %, 4/15/41	4,603,393	3,928,051
Ser. 3369, Class BO, PO, zero %, 9/15/37	9,466	7,972
Ser. 3391, PO, zero %, 4/15/37	88,841	75,737
Ser. 3300, PO, zero %, 2/15/37	123,631	105,358
Ser. 3206, Class EO, PO, zero %, 8/15/36	5,548	4,816
Ser. 3175, Class MO, PO, zero %, 6/15/36	22,080	18,742
Ser. 3210, PO, zero %, 5/15/36	15,430	14,264
Ser. 3326, Class WF, zero %, 10/15/35 W	10,749	8,223
FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	14,214	10,807
Federal Home Loan Mortgage Corporation Structured Agency
Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR
+ 4.70%), 7.177%, 4/25/28	5,000,000	5,744,237
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%),
25.04%, 7/25/36	285,027	475,254
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%),
15.486%, 3/25/36	279,170	423,520
IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%),
14.432%, 11/25/35	398,556	511,069
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%),
12.82%, 8/25/35	126,811	160,492
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%),
12.445%, 12/25/35	302,596	382,996
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%),
10.955%, 11/25/34	49,987	56,780
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
7.947%, 5/25/40	545,488	627,312
Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	26,518,084	5,218,759
Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	18,435,657	3,710,176
Ser. 409, Class C24, IO, 4.50%, 4/25/42	11,910,733	2,552,146
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1,
(1 Month US LIBOR + 2.00%), 4.477%, 10/25/28	100,888	101,543
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	6,124,980	788,726
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	11,337,787	2,040,450
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	10,604,018	1,812,643

Income Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	$7,068,421	$906,077
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	6,300,474	789,181
IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
3.773%, 1/25/45	23,293,482	3,473,990
IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 2/25/49	36,944,167	5,568,964
IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
3.623%, 1/25/49	19,435,207	3,115,716
Ser. 17-12, IO, 3.50%, 3/25/47	19,101,014	3,197,149
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	13,090,657	2,258,395
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	4,588,508	600,370
Ser. 14-10, IO, 3.50%, 8/25/42	6,446,239	1,093,926
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	7,995,238	698,421
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	10,269,805	816,786
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	7,573,890	403,794
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	4,159,144	404,057
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,979,687	572,585
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	8,565,635	735,266
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,933,222	238,817
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	6,296,210	425,435
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	10,859,492	612,508
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	8,860,570	534,133
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	2,935,586	139,176
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	3,642,432	167,861
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	12,501,580	982,299
FRB Ser. 01-50, Class B1, IO, 0.38%, 10/25/41 W	308,014	1,324
FRB Ser. 05-W4, Class 1A, IO, 0.062%, 8/25/45 W	88,739	106
Ser. 03-34, Class P1, PO, zero %, 4/25/43	137,769	114,349
Ser. 07-64, Class LO, PO, zero %, 7/25/37	17,408	15,772
Ser. 07-14, Class KO, PO, zero %, 3/25/37	98,523	82,769
Ser. 06-125, Class OX, PO, zero %, 1/25/37	11,303	9,622
Ser. 06-84, Class OT, PO, zero %, 9/25/36	10,217	8,863
Ser. 06-46, Class OC, PO, zero %, 6/25/36	8,150	6,839
FRB Ser. 02-W6, Class 1A, IO, zero %, 6/25/42 W	498,440	82
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	10,013,842	1,879,598
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	511,265	69,491
Ser. 15-69, IO, 5.00%, 5/20/45	13,606,418	2,925,380
Ser. 14-180, IO, 5.00%, 12/20/44	20,219,015	4,422,910
Ser. 14-76, IO, 5.00%, 5/20/44	5,254,694	1,105,359
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,457,276	537,161
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	89,245	6,166
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,655,988	359,324
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	14,603,070	3,189,310
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	6,810,009	1,488,872
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,616,421	192,548
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	4,002,816	539,580
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	9,518,998	1,437,274

22 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-129, IO, 4.50%, 11/16/42	$5,246,441	$1,157,103
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,527,928	512,891
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,644,633	521,522
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	12,995,934	998,608
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	6,934,494	638,736
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%),
4.323%, 1/16/40	20,338,174	3,792,539
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	15,026,359	2,579,725
Ser. 15-94, IO, 4.00%, 7/20/45	652,563	132,601
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	2,848,463	389,290
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	15,070,666	3,036,739
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	4,827,651	909,336
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	7,255,686	992,498
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	9,700,333	1,456,099
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,366,213	1,033,805
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	35,882,385	7,072,777
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	11,823,900	1,768,276
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,376,426	247,699
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	6,483,771	440,593
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	5,054,531	148,680
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	7,172,213	436,737
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%),
3.769%, 7/20/48	15,737,418	2,281,926
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
3.719%, 12/20/42	23,793,602	3,852,422
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
3.669%, 9/20/43	1,872,285	303,011
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
3.577%, 4/20/49	28,050,138	3,800,794
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	7,167,823	1,085,710
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	12,537,417	1,290,100
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	12,463,800	1,433,337
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	8,211,516	1,403,348
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	8,527,728	1,060,849
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,661,189	502,132
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,179,787	503,297
Ser. 12-145, IO, 3.50%, 12/20/42	5,324,493	1,046,177
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,600,325	560,174
Ser. 12-136, IO, 3.50%, 11/20/42	13,175,080	2,320,469
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	17,560,011	3,170,276
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	17,892,172	1,605,822
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	7,668,405	716,689
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	6,013,786	526,725
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	12,768,998	1,389,267
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	24,855,022	1,816,902
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	11,349,816	707,973
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	8,293,076	683,349
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	11,891,445	1,092,607

Income Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	$5,392,615	$333,803
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	13,086,246	1,011,567
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	3,332,264	184,274
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	4,953,339	371,005
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	5,135,495	394,406
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	10,039,091	812,162
Ser. 18-H05, Class AI, IO, 2.415%, 2/20/68 W	21,126,783	2,832,309
Ser. 18-H02, Class EI, IO, 2.404%, 1/20/68 W	16,822,588	2,228,993
Ser. 17-H12, Class QI, IO, 2.314%, 5/20/67 W	23,463,473	2,663,480
Ser. 16-H27, Class BI, IO, 2.282%, 12/20/66 W	12,871,317	1,444,805
Ser. 19-H02, Class DI, IO, 2.248%, 11/20/68 W	25,425,277	3,178,160
Ser. 17-H18, Class CI, IO, 2.248%, 9/20/67 W	14,589,806	2,170,234
Ser. 16-H23, Class NI, IO, 2.232%, 10/20/66 W	42,503,693	4,666,905
Ser. 17-H08, Class NI, IO, 2.222%, 3/20/67 W	15,156,773	1,646,026
Ser. 16-H24, Class JI, IO, 2.173%, 11/20/66 W	16,233,143	1,947,977
Ser. 18-H20, Class BI, IO, 2.145%, 6/20/68 W	31,547,438	3,667,390
Ser. 16-H11, Class HI, IO, 2.093%, 1/20/66 W	35,429,264	3,144,347
Ser. 18-H17, Class GI, IO, 2.021%, 10/20/68 W	30,107,301	3,763,413
Ser. 17-H10, Class MI, IO, 2.011%, 4/20/67 W	19,642,914	1,816,970
FRB Ser. 15-H16, Class XI, IO, 1.974%, 7/20/65 W	22,010,430	2,205,445
Ser. 15-H15, Class JI, IO, 1.959%, 6/20/65 W	17,755,126	1,667,206
Ser. 15-H25, Class CI, IO, 1.931%, 10/20/65 W	23,068,827	2,043,898
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65 W	18,577,397	1,782,167
Ser. 17-H23, Class BI, IO, 1.88%, 11/20/67 W	21,843,027	2,212,699
Ser. 16-H02, Class HI, IO, 1.868%, 1/20/66 W	45,149,967	3,589,422
Ser. 15-H12, Class AI, IO, 1.848%, 5/20/65 W	26,984,362	2,226,884
Ser. 15-H04, Class AI, IO, 1.833%, 12/20/64 W	29,847,751	2,425,130
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65 W	24,766,044	2,147,216
Ser. 15-H10, Class CI, IO, 1.805%, 4/20/65 W	26,695,627	2,312,055
Ser. 15-H12, Class GI, IO, 1.792%, 5/20/65 W	34,155,091	2,910,014
Ser. 16-H04, Class KI, IO, 1.766%, 2/20/66 W	29,012,618	2,139,681
Ser. 15-H12, Class EI, IO, 1.692%, 4/20/65 W	25,815,603	2,029,106
Ser. 15-H09, Class BI, IO, 1.688%, 3/20/65 W	29,677,054	2,222,811
Ser. 15-H01, Class CI, IO, 1.624%, 12/20/64 W	23,935,992	1,086,694
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65 W	21,889,925	1,654,878
Ser. 15-H17, Class CI, IO, 1.594%, 6/20/65 W	25,334,898	1,137,537
Ser. 15-H14, Class BI, IO, 1.569%, 5/20/65 W	2,196,479	98,842
Ser. 15-H28, Class DI, IO, 1.543%, 8/20/65 W	25,804,344	1,658,497
Ser. 17-H14, Class EI, IO, 1.512%, 6/20/67 W	23,780,145	2,051,038
Ser. 14-H11, Class GI, IO, 1.462%, 6/20/64 W	46,167,698	3,102,977
Ser. 14-H07, Class BI, IO, 1.456%, 5/20/64 W	37,373,740	2,756,313
Ser. 10-H19, Class GI, IO, 1.417%, 8/20/60 W	28,952,630	1,505,537
Ser. 18-H17, Class TI, IO, 1.179%, 10/20/68 W	29,293,215	2,563,156
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%),
0.15%, 12/20/40	10,408,081	56,841
Ser. 10-151, Class KO, PO, zero %, 6/16/37	203,038	171,067
Ser. 06-36, Class OD, PO, zero %, 7/16/36	13,593	11,330
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.60%), 4.077%, 10/25/28 (Bermuda)	1,974,000	1,990,656
		284,918,914

24 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Commercial mortgage-backed securities (11.1%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1,
Class XW, IO, 0.402%, 1/15/49 W	$2,040,842	$1,603
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.374%, 7/10/42 W	76,314	1
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	2,682,986	27
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.594%, 11/10/41 W	1,294,577	1,377
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42 W	21,512,670	215
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45 W	4,551,000	4,050,390
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	37,936	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39 W	5,369,949	3,811,858
FRB Ser. 06-PW14, Class X1, IO, 0.503%, 12/11/38 W	425,765	4,368
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO,
1.554%, 8/10/49 W	23,669,745	1,971,926
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO,
0.892%, 12/11/49 W	131,221	13
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.948%, 12/15/47 W	601,000	624,866
FRB Ser. 11-C2, Class E, 5.948%, 12/15/47 W	3,258,000	3,242,571
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.329%, 3/10/47 W	68,735,405	3,225,065
FRB Ser. 13-GC17, Class XA, IO, 1.196%, 11/10/46 W	30,755,050	1,231,934
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5,
Class XC, IO, 0.695%, 10/15/49 W	10,013,480	401
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.915%, 5/10/47 W	1,619,000	1,679,270
FRB Ser. 14-CR18, Class C, 4.906%, 7/15/47 W	889,000	913,228
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	949,000	1,006,794
FRB Ser. 14-UBS6, Class C, 4.603%, 12/10/47 W	1,113,000	1,114,750
FRB Ser. 13-LC13, Class XA, IO, 1.335%, 8/10/46 W	39,093,657	1,524,653
FRB Ser. 14-UBS4, Class XA, IO, 1.325%, 8/10/47 W	30,371,042	1,281,737
FRB Ser. 14-CR19, Class XA, IO, 1.317%, 8/10/47 W	38,349,014	1,632,946
FRB Ser. 14-LC15, Class XA, IO, 1.274%, 4/10/47 W	77,536,420	3,434,863
FRB Ser. 14-CR18, Class XA, IO, 1.251%, 7/15/47 W	23,094,711	976,213
FRB Ser. 14-CR17, Class XA, IO, 1.202%, 5/10/47 W	44,575,732	1,837,144
FRB Ser. 15-CR23, Class XA, IO, 1.088%, 5/10/48 W	37,332,393	1,353,891
FRB Ser. 14-UBS6, Class XA, IO, 1.088%, 12/10/47 W	53,437,659	2,019,623
FRB Ser. 14-LC17, Class XA, IO, 1.037%, 10/10/47 W	27,761,628	787,625
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.498%, 5/15/45 W	2,712,000	2,707,339
FRB Ser. 14-CR17, Class D, 4.979%, 5/10/47 W	3,774,000	3,687,828
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,634,709
Ser. 15-LC19, Class D, 2.867%, 2/10/48	1,839,000	1,637,909
FRB Ser. 12-LC4, Class XA, IO, 2.291%, 12/10/44 W	19,971,148	924,544
FRB Ser. 06-C8, Class XS, IO, 0.70%, 12/10/46 W	2,741,740	37

Income Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C4, Class C, 6.322%, 9/15/39 W	$75,873	$75,873
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41 W	9,821,289	6,600,888
FRB Ser. 07-C2, Class AX, IO, 0.049%, 1/15/49 W	6,748,604	3
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.215%, 5/15/38 W	713,153	9,905
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.437%, 4/15/50 W	2,913,000	2,963,194
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D,
3.937%, 4/15/50 W	5,414,000	4,973,138
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.939%, 12/15/49 W	128,900,635	5,254,050
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.516%, 8/10/44 W	1,982,500	2,050,892
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.27%, 12/10/49 W	22,179,057	15,188
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.157%, 1/10/47 W	1,937,000	1,967,798
FRB Ser. 13-GC10, Class XA, IO, 1.661%, 2/10/46 W	66,084,015	3,752,250
FRB Ser. 13-GC12, Class XA, IO, 1.563%, 6/10/46 W	31,340,014	1,465,992
FRB Ser. 14-GC18, Class XA, IO, 1.189%, 1/10/47 W	40,251,307	1,602,002
FRB Ser. 14-GC22, Class XA, IO, 1.145%, 6/10/47 W	63,639,498	2,240,110
GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45 W	1,590,376	1,622,533
FRB Ser. 13-GC10, Class E, 4.543%, 2/10/46 W	3,347,000	2,766,188
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25,
Class XA, IO, 1.081%, 11/15/47 W	33,112,932	1,154,416
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.713%, 8/15/46 W	4,371,000	3,706,704
FRB Ser. C14, Class D, 4.713%, 8/15/46 W	6,516,000	6,079,973
FRB Ser. 14-C23, Class D, 4.115%, 9/15/47 W	2,811,000	2,673,964
FRB Ser. 14-C25, Class D, 4.092%, 11/15/47 W	5,849,000	5,049,705
Ser. 14-C23, Class E, 3.364%, 9/15/47 W	1,454,000	1,129,002
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	4,818,000	3,199,658
JPMorgan Chase Commercial Mortgage Securities Corp. FRB
Ser. 12-LC9, Class XA, IO, 1.664%, 12/15/47 W	37,261,809	1,858,619
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 16-JP2, Class XA, IO, 1.989%, 8/15/49 W	18,040,977	1,873,375
FRB Ser. 13-LC11, Class XA, IO, 1.405%, 4/15/46 W	45,202,472	2,034,111
FRB Ser. 13-C10, Class XA, IO, 1.135%, 12/15/47 W	69,079,660	2,141,469
FRB Ser. 13-C16, Class XA, IO, 1.111%, 12/15/46 W	44,079,188	1,572,807
FRB Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49 W	8,178,735	82
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45 W	1,025,661	1,175
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.849%, 2/15/46 W	1,986,000	1,939,448
FRB Ser. 11-C3, Class F, 5.849%, 2/15/46 W	4,436,000	4,395,916
FRB Ser. 12-C6, Class E, 5.32%, 5/15/45 W	3,917,000	3,601,866
FRB Ser. 13-C16, Class D, 5.195%, 12/15/46 W	641,000	662,934
FRB Ser. 12-C8, Class D, 4.806%, 10/15/45 W	2,931,000	2,906,679
FRB Ser. 12-C8, Class E, 4.806%, 10/15/45 W	678,000	659,038

26 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-LC9, Class D, 4.529%, 12/15/47 W	$621,000	$626,773
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	2,038,000	1,653,941
FRB Ser. 05-CB12, Class X1, IO, 0.516%, 9/12/37 W	926,742	3,195
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43 W	655,393	7
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.482%, 2/15/40 W	179,465	16
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.625%, 9/15/40 W	3,737,756	12,279
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40 W	2,207,990	1,716
FRB Ser. 07-C2, Class XCL, IO, 0.482%, 2/15/40 W	3,975,221	351
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C,
3.273%, 4/20/48 W	3,057,000	2,804,064
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.008%, 8/12/39 W	244,419	6
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43 W	875,801	23
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44 W	9,799	1,026
FRB Ser. 06-C4, Class X, IO, 6.528%, 7/15/45 W	75,112	1,889
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.489%, 2/15/46 W	53,047,627	2,172,194
FRB Ser. 15-C26, Class XA, IO, 1.181%, 10/15/48 W	38,121,278	1,952,999
FRB Ser. 13-C12, Class XA, IO, 0.773%, 10/15/46 W	114,861,987	2,601,314
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.502%, 8/15/46 W	3,329,000	1,747,725
FRB Ser. 13-C11, Class F, 4.502%, 8/15/46 W	6,212,000	2,232,531
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46 W	5,447,000	4,626,769
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	2,043,095
Morgan Stanley Capital I Trust FRB Ser. 16-BNK2, Class XA, IO,
1.218%, 11/15/49 W	27,730,232	1,903,126
Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.288%, 1/11/43 W	1,812,279	1,828,952
FRB Ser. 12-C4, Class E, 5.60%, 3/15/45 W	1,406,000	1,181,167
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E,
8.00%, 12/28/38	1,661,295	112,968
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO,
1.219%, 12/15/50 W	34,418,315	2,325,714
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO,
2.248%, 5/10/45 W	12,399,167	602,950
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	2,565,000	1,802,118
Ser. 13-C6, Class E, 3.50%, 4/10/46	3,489,000	2,673,485
FRB Ser. 12-C4, Class XA, IO, 1.785%, 12/10/45 W	43,756,951	2,021,387
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.478%, 11/15/48 W	5,097,421	153
FRB Ser. 07-C34, IO, 0.123%, 5/15/46 W	2,280,419	62
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21,
Class E, 5.409%, 10/15/44 W	4,945,000	4,708,975
Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16,
Class XA, IO, 1.333%, 8/15/50 W	72,449,079	2,970,412

Income Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C22, Class XA, IO, 0.992%, 9/15/57 W	$34,609,921	$1,218,131
FRB Ser. 13-C14, Class XA, IO, 0.87%, 6/15/46 W	96,618,350	2,512,077
FRB Ser. 14-C23, Class XA, IO, 0.744%, 10/15/57 W	68,003,698	1,853,934
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.397%, 6/15/44 W	3,023,768	2,936,258
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	6,151,000	4,675,160
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	1,601,000	919,549
FRB Ser. 12-C7, Class D, 4.973%, 6/15/45 W	4,142,000	3,919,078
FRB Ser. 12-C10, Class D, 4.589%, 12/15/45 W	1,834,000	1,632,260
FRB Ser. 12-C10, Class E, 4.589%, 12/15/45 W	3,645,000	2,369,250
Ser. 13-C12, Class E, 3.50%, 3/15/48	893,000	732,371
FRB Ser. 12-C9, Class XA, IO, 2.039%, 11/15/45 W	53,518,488	3,130,832
FRB Ser. 11-C5, Class XA, IO, 1.894%, 11/15/44 W	31,579,786	1,017,848
FRB Ser. 12-C10, Class XA, IO, 1.708%, 12/15/45 W	42,123,625	1,982,591
FRB Ser. 13-C11, Class XA, IO, 1.348%, 3/15/45 W	22,709,720	859,093
		206,694,477
Residential mortgage-backed securities (non-agency) (8.8%)
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.467%, 1/26/46 W	8,733,000	8,609,358
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.827%,
10/25/27 (Bermuda)	11,470,000	11,928,800
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 4.077%,
8/25/28 (Bermuda)	1,080,000	1,082,700
Chevy Chase Funding, LLC Mortgage-Backed Certificates
144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%),
2.777%, 8/25/35	1,506,060	1,492,656
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A,
(1 Month US LIBOR + 0.14%), 2.617%, 6/25/37	3,274,933	3,078,437
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3,
(1 Month US LIBOR + 6.35%), 8.827%, 9/25/28	10,997,870	13,085,144
FRB Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%),
7.477%, 12/25/28	4,290,000	4,853,105
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3,
(1 Month US LIBOR + 3.85%), 6.327%, 3/25/29	5,825,000	6,422,292
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3,
(1 Month US LIBOR + 3.60%), 6.077%, 4/25/24	2,690,000	2,894,931
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2,
(1 Month US LIBOR + 3.25%), 5.727%, 7/25/29	2,163,000	2,309,262
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2,
(1 Month US LIBOR + 2.50%), 4.977%, 3/25/30	1,576,000	1,621,365
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 4.777%, 9/25/30	4,580,000	4,612,976
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2,
(1 Month US LIBOR + 1.80%), 4.277%, 7/25/30	3,000,000	2,962,410
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class B1,
(1 Month US LIBOR + 4.35%), 6.827%, 3/25/49	700,000	706,906
Structured Agency Credit Risk Debt FRN Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 6.177%, 12/25/30	4,750,000	4,802,329

28 Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRN Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 5.127%, 1/25/49	$2,000,000	$2,060,675
Structured Agency Credit Risk Debt FRN Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 4.927%, 3/25/49	9,800,000	9,968,148
Structured Agency Credit Risk Trust FRN Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 4.827%, 2/25/49	1,750,000	1,778,379
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 8.377%, 10/25/28	13,696,360	15,478,086
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 7.777%, 10/25/28	9,908,000	11,284,547
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 6.927%, 1/25/29	2,620,000	2,848,693
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2,
(1 Month US LIBOR + 4.35%), 6.827%, 5/25/29	260,000	283,628
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 6.727%, 4/25/29	556,000	614,936
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 6.027%, 7/25/29	268,000	287,548
FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%),
5.327%, 11/25/29	2,000,000	2,067,141
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2,
(1 Month US LIBOR + 2.80%), 5.277%, 2/25/30	900,000	929,248
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2,
(1 Month US LIBOR + 2.55%), 5.027%, 12/25/30	4,989,700	5,065,007
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 4.827%, 1/25/31	4,484,000	4,541,090
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2,
(1 Month US LIBOR + 2.00%), 4.477%, 3/25/31	1,425,000	1,432,455
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 4.927%, 7/25/31	2,234,000	2,275,456
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2,
(1 Month US LIBOR + 2.15%), 4.627%, 9/25/31	3,660,000	3,698,094
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%,
11/10/23 (In default) †	134,710	13
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	4,180,000	4,072,156
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
3.309%, 8/26/47 W	4,746,000	4,646,818
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month
US LIBOR + 1.80%), 4.277%, 9/25/34	1,669,982	1,650,845
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR
+ 4.00%), 6.477%, 4/25/27 (Bermuda)	1,172,000	1,203,498
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR
+ 2.70%), 5.177%, 3/25/28 (Bermuda)	1,500,000	1,507,500
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10,
(1 Month US LIBOR + 0.90%), 3.377%, 11/25/34	1,686,771	1,687,499

Income Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (35.2%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%),
3.277%, 1/25/45	$1,129,483	$1,098,811
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%),
2.907%, 10/25/45	8,387,875	8,310,747
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%),
2.896%, 12/25/45	3,248,360	3,139,215
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%),
2.847%, 1/25/45	1,072,739	1,068,555
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%),
2.836%, 12/25/45	966,490	927,381
		164,388,840
Total mortgage-backed securities (cost $673,702,851)		$656,002,231

	Principal
CORPORATE BONDS AND NOTES (24.8%)*	amount	Value
Basic materials (1.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
5.875%, 6/15/21 (Germany)	$340,000	$359,053
Celanese US Holdings, LLC company guaranty sr. unsec. notes
3.50%, 5/8/24 (Germany)	1,458,000	1,463,401
Celanese US Holdings, LLC company guaranty sr. unsec. unsub.
notes 4.625%, 11/15/22 (Germany)	455,000	476,399
CF Industries, Inc. 144A company guaranty sr. notes
4.50%, 12/1/26	4,860,000	4,945,902
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	327,000	334,468
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	2,378,000	2,461,216
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	1,585,000	1,589,151
International Flavors & Fragrances, Inc. sr. unsec. notes
4.45%, 9/26/28	2,135,000	2,240,874
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	527,676
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	3,704,000	3,842,470
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,543,000	1,523,032
Southern Copper Corp. sr. unsec. unsub. notes 5.375%,
4/16/20 (Peru)	200,000	203,936
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
bonds 4.375%, 11/15/47	847,000	767,722
Westlake Chemical Corp. company guaranty sr. unsec. unsub.
notes 3.60%, 8/15/26	2,725,000	2,673,786
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	3,316,000	4,381,660
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	354,000	460,677
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	769,000	1,031,270
		29,282,693

30 Income Fund

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Capital goods (1.2%)
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	$1,465,000	$1,410,383
L3 Technologies, Inc. company guaranty sr. unsec. bonds
3.85%, 12/15/26	2,786,000	2,831,356
L3 Technologies, Inc. company guaranty sr. unsec. notes
4.40%, 6/15/28	1,988,000	2,096,094
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,110,000	4,041,839
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,205,000	3,235,397
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	3,920,000	4,093,578
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	4,120,000	4,097,434
ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.50%, 4/29/22	713,000	729,502
		22,535,583
Communication services (2.8%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27 R	2,284,000	2,250,633
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	4,566,000	4,672,082
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	6,370,000	6,583,386
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty
sr. notes 3.849%, 4/15/23	427,000	438,210
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	2,253,000	2,552,043
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	1,006,000	1,066,064
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	1,636,000	1,640,779
Comcast Cable Communications Holdings, Inc. company
guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,346,955
Comcast Corp. company guaranty sr. unsec. unsub. bonds
4.049%, 11/1/52	711,000	690,135
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.999%, 11/1/49	514,000	500,217
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	388,000	492,716
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,209,000	2,173,051
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	2,616,000	2,610,262
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	1,777,000	1,760,675
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22 R	403,000	424,610
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	1,073,000	1,069,513
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23 R	285,000	285,204
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27 R	2,914,000	3,084,760
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	236,000	244,186
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint
Spectrum Co. III, LLC 144A company guaranty sr. notes
3.36%, 9/20/21	605,625	604,111
Telefonica Emisiones SA company guaranty sr. unsec. bonds
4.895%, 3/6/48 (Spain)	2,623,000	2,592,475

Income Fund 31

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Communication services cont.
Verizon Communications, Inc. sr. unsec. unsub. notes
4.329%, 9/21/28	$10,896,000	$11,653,708
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	1,052,000	1,075,670
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28
(United Kingdom)	3,110,000	3,202,569
		53,014,014
Consumer cyclicals (3.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	4,031,000	3,955,358
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,364,000	1,420,950
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,195,012
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	2,695,000	2,731,946
CBS Corp. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	1,408,000	1,318,921
CBS Corp. company guaranty sr. unsec. unsub. notes
4.60%, 1/15/45	1,786,000	1,723,976
CBS Corp. company guaranty sr. unsec. unsub. notes
4.00%, 1/15/26	313,000	318,901
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	5,179,680
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	1,815,000	1,886,817
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	625,000	614,541
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.30%, 7/13/25	520,000	527,051
General Motors Financial Co., Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/25	910,000	912,426
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec.
sub. notes 4.25%, 9/1/24	677,000	677,914
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	3,252,000	3,296,715
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28
(United Kingdom)	1,105,000	1,157,488
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	3,445,000	3,600,025
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	750,000	749,063
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds
4.65%, 10/1/28	5,475,000	5,755,089
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	4,002,000	3,896,280
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	223,000	228,551
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	764,000	762,407
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	627,101
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	522,825
S&P Global, Inc. company guaranty sr. unsec. unsub. notes
4.40%, 2/15/26	1,032,000	1,110,293
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,014,000	4,039,088
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	1,911,945
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec.
bonds 7.75%, 12/1/45	2,603,000	4,146,084

32 Income Fund

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Consumer cyclicals cont.
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec.
bonds 4.75%, 9/15/44	$65,000	$74,470
TWDC Enterprises 18 Corp. 144A company guaranty sr. unsec.
notes 7.75%, 1/20/24	482,000	580,536
Warner Media, LLC company guaranty sr. unsec. unsub. bonds
3.80%, 2/15/27	336,000	337,957
Warner Media, LLC company guaranty sr. unsec. unsub. bonds
2.95%, 7/15/26	427,000	409,496
		55,668,906
Consumer staples (1.1%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	262,000	262,858
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 4.95%, 1/15/42	318,000	324,230
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	4,101,938
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	46,590	50,389
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	937,653	1,103,246
Diageo Investment Corp. company guaranty sr. unsec. notes
8.00%, 9/15/22	203,000	236,148
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	1,451,000	1,444,892
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	859,000	1,121,037
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	1,393,000	1,599,450
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
3.85%, 11/15/24	289,000	296,961
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes
4.597%, 5/25/28	4,535,000	4,741,787
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub.
notes 4.417%, 5/25/25	718,000	749,665
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	2,071,000	2,102,065
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	1,968,000	1,903,701
		20,038,367
Energy (2.6%)
BP Capital Markets America, Inc. company guaranty sr. unsec.
unsub. notes 3.937%, 9/21/28	5,751,000	6,016,524
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	5,588,000	5,825,490
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	3,051,000	3,058,667
Energy Transfer Operating LP company guaranty sr. unsec. bonds
6.25%, 4/15/49	227,000	254,851
Energy Transfer Partners LP company guaranty sr. unsec. notes
5.875%, 1/15/24	4,189,000	4,572,588
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	3,294,000	3,129,300
Energy Transfer Partners LP sr. unsec. unsub. bonds
6.125%, 12/15/45	360,000	393,614
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	246,785

Income Fund 33

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Energy cont.
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	$5,045,000	$5,336,139
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	2,346,000	2,214,121
Equinor ASA company guaranty sr. unsec. notes 5.10%,
8/17/40 (Norway)	1,054,000	1,231,568
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	354,987
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,853,000	1,733,667
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	831,600
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,371,731
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	330,984
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,399,000	1,374,462
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	3,382,000	3,238,265
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	283,000	395,649
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	3,611,000	3,752,573
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	192,000	194,895
		47,858,460
Financials (6.8%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	4,390,000	4,527,924
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,054,000	1,017,917
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	296,686
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	2,579,000	2,794,991
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	1,428,000	1,731,450
Aon PLC company guaranty sr. unsec. unsub. notes
4.25%, 12/12/42	1,806,000	1,729,068
Australia & New Zealand Banking Group, Ltd./United
Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity
(United Kingdom)	585,000	633,994
Banco Santander SA sr. unsec. unsub. notes 4.379%,
4/12/28 (Spain)	200,000	204,031
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,116,508
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	8,000,000	8,179,926
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	867,827
Berkshire Hathaway Finance Corp. company guaranty sr. unsec.
notes 4.30%, 5/15/43	623,000	653,001
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	96,110
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	273,902
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,170,683
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,067,823
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	264,520
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,094,323
CBRE Services, Inc. company guaranty sr. unsec. notes
5.25%, 3/15/25	715,000	771,752
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	1,716,000	1,821,816
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	7,449,000	7,923,874
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	3,068,537
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,791,000	1,882,783

34 Income Fund

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Financials cont.
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	$6,240,000	$6,475,972
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,362,326
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	795,000	774,603
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	293,000	299,226
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%,
1/12/29 (Switzerland)	1,310,000	1,298,790
Digital Realty Trust LP company guaranty sr. unsec. bonds
4.45%, 7/15/28 R	4,355,000	4,548,989
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)	4,093,000	4,090,615
Fairfax US, Inc. 144A company guaranty sr. unsec. notes
4.875%, 8/13/24	773,000	797,705
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	341,361
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	12,305,000	12,570,670
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	728,000	733,428
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	649,226
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub.
notes 6.625%, 3/30/40	1,969,000	2,454,324
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30 R	1,289,000	1,208,419
Hospitality Properties Trust sr. unsec. unsub. notes
4.65%, 3/15/24 R	136,000	139,118
Hospitality Properties Trust sr. unsec. unsub. notes
4.50%, 3/15/25 R	485,000	491,068
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	816,000	882,056
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	5,062,744
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.80%, 3/15/37	42,000	50,190
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26
(United Kingdom)	1,250,000	1,278,517
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24
(United Kingdom)	1,191,000	1,224,150
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	2,747,000	2,933,482
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes
8.875%, 6/1/39	1,442,000	2,254,998
Metropolitan Life Insurance Co. 144A unsec. sub. notes
7.80%, 11/1/25	2,381,000	2,934,308
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23 R	45,000	46,880
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%,
3/1/26 (Japan)	626,000	648,520
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
144A sr. unsec. notes 4.875%, 4/15/45	1,026,000	921,433
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes
7.00%, 10/15/33	757,000	915,207
Peachtree Corners Funding Trust 144A company guaranty sr.
unsec. unsub. bonds 3.976%, 2/15/25	356,000	362,650
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	820,457
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%,
1/27/26 (Canada)	1,126,000	1,199,306

Income Fund 35

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Financials cont.
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%,
5/18/29 (United Kingdom)	$3,860,000	$4,031,909
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%,
9/12/23 (United Kingdom)	265,000	267,422
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%,
9/15/25 (United Kingdom)	260,000	263,218
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23
(United Kingdom)	1,548,000	1,609,188
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds
4.436%, 4/2/24 (Japan)	1,321,000	1,358,721
Teachers Insurance & Annuity Association of America 144A unsec.
sub. bonds 4.90%, 9/15/44	230,000	258,756
Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39	667,000	912,255
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub.
notes 4.125%, 11/1/24	24,000	25,258
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)	1,640,000	1,619,250
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)	1,561,000	1,616,125
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	200,000	206,931
VEREIT Operating Partnership LP company guaranty sr. unsec.
notes 4.60%, 2/6/24 R	2,164,000	2,245,604
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	328,854
Willis Towers Watson PLC company guaranty sr. unsec. unsub.
notes 5.75%, 3/15/21	226,000	237,047
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24 R	1,659,000	1,736,620
		126,677,342
Health care (2.2%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	319,000	320,879
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	1,794,030
Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	369,000	372,205
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds
3.70%, 6/6/27	2,652,000	2,640,836
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	9,049,000	9,210,522
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	1,484,000	1,464,274
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,775,000	1,726,673
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	5,499,000	5,826,517
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	358,864
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	768,160
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,350,851
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
notes 4.50%, 4/1/27 R	1,565,000	1,582,606
Omega Healthcare Investors, Inc. company guaranty sr. unsec.
unsub. notes 4.95%, 4/1/24 R	1,222,000	1,270,009
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds
4.00%, 11/28/44 (Switzerland)	642,000	673,910
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	666,000	670,995
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	1,226,000	1,193,314

36 Income Fund

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Health care cont.
Shire Acquisitions Investments Ireland DAC company guaranty sr.
unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	$1,021,000	$1,007,386
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	6,040,000	6,299,567
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	3,370,000	3,443,578
		41,975,176
Technology (2.1%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,253,058
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	269,000	288,006
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	368,909
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,532,000	3,370,412
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	3,181,000	3,446,510
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	700,000	861,546
Fidelity National Information Services, Inc. sr. unsec. notes
3.00%, 8/15/26	247,000	239,291
Fidelity National Information Services, Inc. sr. unsec. sub. notes
Ser. 10Y, 4.25%, 5/15/28	2,218,000	2,299,283
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	6,040,000	6,242,250
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	773,000	957,005
Microchip Technology, Inc. 144A company guaranty sr. notes
4.333%, 6/1/23	3,835,000	3,922,664
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	925,588
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	3,251,000	3,259,369
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	2,071,000	2,008,718
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	5,912,025
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,296,749
Western Digital Corp. company guaranty sr. unsec. notes
4.75%, 2/15/26	2,682,000	2,588,130
		39,239,513
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	1,282,000	1,219,774
Southwest Airlines Co. Pass Through Trust pass-through
certificates Ser. 07-1, Class A, 6.15%, 8/1/22	59,990	63,043
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 07-1, Class A, 6.636%, 7/2/22	233,933	245,798
United Airlines, Inc. Pass-Through Trust pass-through certificates
Ser. 14-2, Class A, 3.75%, 9/3/26	130,635	132,407
		1,661,022
Utilities and power (1.3%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	962,000	1,000,480
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J,
4.30%, 12/1/28	2,210,000	2,348,508
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds
5.00%, 9/1/44	1,421,000	1,559,724
Appalachian Power Co. sr. unsec. unsub. notes Ser. L,
5.80%, 10/1/35	322,000	369,120
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	118,000	124,305

Income Fund 37

	Principal
CORPORATE BONDS AND NOTES (24.8%)* cont.	amount	Value
Utilities and power cont.
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	$227,000	$288,892
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds
6.125%, 4/1/36	555,000	703,786
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	322,874
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes
4.20%, 3/15/42	214,000	218,045
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	219,000	229,207
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	4,115,000	4,259,804
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%,
1/14/21 (Netherlands)	345,000	355,833
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	460,000	600,849
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	714,661
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48	1,269,000	1,244,112
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	437,000	443,002
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	729,000	776,450
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45%, 7/15/44	1,504,000	1,699,551
Iberdrola International BV company guaranty sr. unsec. unsub.
bonds 6.75%, 7/15/36 (Spain)	283,000	354,744
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	853,430
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	707,000	737,615
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 3.50%, 3/1/21	439,000	443,290
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes
3.15%, 1/15/23	665,000	666,178
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	200,000	252,434
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec.
sub. FRB 4.80%, 12/1/77	962,000	865,800
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	439,000	454,816
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	180,996
PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec.
unsub. notes 5.375%, 5/1/21 (United Kingdom)	972,000	1,003,280
Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25	858,000	856,320
		23,928,106
Total corporate bonds and notes (cost $450,533,992)		$461,879,182

PURCHASED SWAP OPTIONS OUTSTANDING (3.8%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$196,510,100	$13,022,724
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	196,510,100	7,345,548
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	2,747,992
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	2,461,472
Citibank, N.A.
2.226/3 month USD-LIBOR-BBA/May-24	May-19/2.226	103,005,700	127,727
(2.406)/3 month USD-LIBOR-BBA/May-24	May-19/2.406	103,005,700	119,487

38 Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (3.8%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	$193,288,500	$5,694,279
(2.7475)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7475	193,288,500	1,706,737
(2.458)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.458	91,954,400	68,966
(2.658)/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.658	183,908,700	18,391
(2.3975)/3 month USD-LIBOR-BBA/May-24	May-19/2.3975	103,005,700	6,180
2.1975/3 month USD-LIBOR-BBA/May-24	May-19/2.1975	103,005,700	1,030
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	95,618,500	6,458,073
3.096/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	76,494,800	4,120,775
(3.162)/3 month USD-LIBOR-BBA/Nov-33	Nov-20/3.162	95,618,500	977,221
(3.096)/3 month USD-LIBOR-BBA/Nov-29	Nov-19/3.096	76,494,800	127,746
(3.095)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.095	191,237,000	13,387
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	64,429,600	6,408,168
(2.8025)/3 month USD-LIBOR-BBA/Apr-56	Apr-26/2.8025	64,429,600	6,384,973
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	2,192,934
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	2,165,457
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	2,165,270
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	1,806,805
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	50,300,800	1,780,648
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	964,266
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	50,300,800	961,751
(3.0975)/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.0975	191,237,000	13,387
Total purchased swap options outstanding (cost $76,796,156)			$69,861,394

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Call)	May-19/$99.63	$52,000,000	$52,000,000	$3,016
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.19	34,000,000	34,000,000	107,576
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.71	34,000,000	34,000,000	95,625
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/101.07	34,000,000	34,000,000	76,126
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.52	34,000,000	34,000,000	64,906
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.21	34,000,000	34,000,000	7,969

Income Fund 39

PURCHASED OPTIONS	Expiration
OUTSTANDING (—%)* cont.	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/$99.02	$34,000,000	$34,000,000	$3,060
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.69	34,000,000	34,000,000	34
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/99.57	34,000,000	34,000,000	34
Total purchased options outstanding (cost $638,281)				$358,346

	Principal
ASSET-BACKED SECURITIES (1.7%)*	amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB
Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.277%, 11/25/50	$3,432,000	$3,432,000
Station Place Securitization Trust 144A
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 2/24/20	3,772,000	3,772,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 9/24/19	6,303,000	6,303,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%),
3.181%, 7/24/19	8,943,000	8,943,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%),
zero %, 6/24/20	8,812,000	8,812,000
Total asset-backed securities (cost $31,262,000)		$31,262,000

	Principal
MUNICIPAL BONDS AND NOTES (0.2%)*	amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,107,814
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds),
6.718%, 1/1/49	675,000	1,007,134
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	999,162
Total municipal bonds and notes (cost $2,294,430)		$3,114,110

	Principal amount/
SHORT-TERM INVESTMENTS (22.1%)*	shares	Value
Interest in $407,705,000 joint tri-party repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc. due
5/1/19 — maturity value of $37,154,848 for an effective yield of 2.760% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.050% to 2.250% and due dates
ranging from 11/30/19 to 1/15/28, valued at $415,859,108)	$37,152,000	$37,152,000
Interest in $429,200,000 joint tri-party repurchase agreement dated 4/30/19 with HSBC Bank USA, National Association due
5/1/19 — maturity value of $37,002,837 for an effective yield of 2.760% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates
ranging from 2/1/31 to 2/1/49, valued at $437,817,564)	37,000,000	37,000,000

40 Income Fund

	Principal amount/
SHORT-TERM INVESTMENTS (22.1%)* cont.		shares	Value
Interest in $182,750,000 joint tri-party repurchase agreement dated 4/30/19 with Royal Bank of Canada due 5/1/19 — maturity value of $29,752,256 for an effective yield of 2.730% (collateralized by various mortgage backed securities with coupon rates
ranging from 3.500% to 4.500% and due dates ranging from
12/1/26 to 1/1/49, valued at $186,419,136)		$29,750,000	$29,750,000
Putnam Short Term Investment Fund 2.60% L	Shares	267,776,831	267,776,831
State Street Institutional U.S. Government Money Market Fund,
Premier Class 2.37% P	Shares	120,000	120,000
U.S. Treasury Bills 2.546%, 6/13/19 ∆ §		$11,828,000	11,794,231
U.S. Treasury Bills 2.506%, 6/6/19 ∆		3,122,000	3,114,569
U.S. Treasury Bills 2.504%, 8/15/19 §		921,000	914,539
U.S. Treasury Bills 2.462%, 8/1/19 §		7,951,000	7,902,762
U.S. Treasury Bills 2.473%, 7/25/19 §		55,000	54,693
U.S. Treasury Bills 2.456%, 5/16/19 ∆		1,292,000	1,290,710
U.S. Treasury Bills 2.448%, 7/18/19 ∆ §		2,024,000	2,013,590
U.S. Treasury Bills 2.441%, 5/14/19 #		4,600,000	4,596,040
U.S. Treasury Bills 2.427%, 8/8/19 ∆		4,397,000	4,368,252
U.S. Treasury Bills 2.409%, 5/23/19		286,000	285,586
U.S. Treasury Bills 2.528%, 6/20/19 ∆ §		4,217,000	4,203,059
Total short-term investments (cost $412,334,038)			$412,336,862

TOTAL INVESTMENTS
Total investments (cost $2,874,287,388)			$2,858,761,559

Key to holding’s abbreviations

DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2018 through April 30, 2019 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures .

* Percentages indicated are based on net assets of $1,861,931,804.

† This security is non-income-producing.

Income Fund 41

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,373,061 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $20,788,677 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,757,940 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

## Forward commitment, in part or in entirety (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $599,584,529, to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Bond 30 yr (Long)	102	$15,041,813	$15,041,813	Jun-19	$57,375
U.S. Treasury Bond Ultra 30 yr (Long)	512	84,112,000	84,112,000	Jun-19	400,000
U.S. Treasury Note 2 yr (Long)	778	165,720,078	165,720,078	Jun-19	352,530
U.S. Treasury Note 5 yr (Long)	722	83,492,531	83,492,531	Jun-19	332,797
U.S. Treasury Note 10 yr (Long)	903	111,675,703	111,675,703	Jun-19	522,047
U.S. Treasury Note Ultra 10 yr (Long)	225	29,650,781	29,650,781	Jun-19	133,595
Unrealized appreciation					1,798,344
Unrealized (depreciation)					—
Total					$1,798,344

42 Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/19 (premiums $68,808,055) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	$92,778,600	$6,092,771
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	92,778,600	12,722,729
Citibank, N.A.
(2.316)/3 month USD-LIBOR-BBA/May-24	May-19/2.316	51,502,800	143,178
2.316/3 month USD-LIBOR-BBA/May-24	May-19/2.316	51,502,800	144,723
Goldman Sachs International
(2.2975)/3 month USD-LIBOR-BBA/May-24	May-19/2.2975	51,502,800	26,781
2.2975/3 month USD-LIBOR-BBA/May-24	May-19/2.2975	51,502,800	80,344
2.558/3 month USD-LIBOR-BBA/Jul-20	Jul-19/2.558	275,863,100	88,276
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	3,439,571
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	96,644,300	4,697,879
JPMorgan Chase Bank N.A.
3.415/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.415	382,473,900	3,825
2.975/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	95,618,500	188,368
(2.975)/3 month USD-LIBOR-BBA/Nov-23	Nov-20/2.975	95,618,500	2,152,372
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	2,422,017
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	95,618,500	5,953,208
Morgan Stanley & Co. International PLC
3.3975/3 month USD-LIBOR-BBA/Nov-21	Nov-19/3.3975	382,473,900	3,825
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	36,582,400	351,557
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	36,582,400	372,043
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	569,039
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	586,873
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	701,559
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	723,097
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	36,582,400	1,018,454
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	36,582,400	1,025,039
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	18,691,900	1,738,160
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-24/3.00	18,691,900	1,740,216
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-25/3.00	18,691,900	1,789,936
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	6,250,376
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	57,986,600	6,266,032
Total			$61,292,248

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $424,453) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Federal National Mortgage
Association 30 yr 3.00% TBA
commitments (Put)	May-19/$99.63	$52,000,000	$52,000,000	$413,244
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/100.21	34,000,000	34,000,000	37,188

Income Fund 43

WRITTEN OPTIONS OUTSTANDING at 4/30/19 (premiums $424,453) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/$100.02	$34,000,000	$34,000,000	$26,214
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.69	34,000,000	34,000,000	18,020
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.71	34,000,000	34,000,000	15,938
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.57	34,000,000	34,000,000	9,758
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Jun-19/99.52	34,000,000	34,000,000	9,554
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.19	34,000,000	34,000,000	1,020
Federal National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	May-19/100.07	34,000,000	34,000,000	407
Total				$531,343

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
(2.647)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	$55,656,700	$(2,176,177)	$(562,133)
2.647/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	(656,192)
Citibank, N.A.
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(123,847)
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(239,028)
(2.654)/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(571,038)
2.654/3 month USD-LIBOR-BBA/
Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(648,401)
Goldman Sachs International
(2.725)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	9,503,400	(761,698)	(51,794)
(3.005)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(658,586)	(65,859)
3.005/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/3.005	9,503,400	(864,809)	(159,467)

44 Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Goldman Sachs International cont.
2.725/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.725	$9,503,400	$(761,698)	$(166,119)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(172,716)
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(202,571)
JPMorgan Chase Bank N.A.
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	(59,586)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(118,602)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(143,977)
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	(275,521)
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(1,810,623)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(2,381,994)
(5.00 Floor)/3 month USD-LIBOR-BBA/	Mar-21/5.00
Mar-21 (Written)	Floor	1,000,000	222,000	160,900
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	41,817
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(68,370)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(146,142)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	(201,165)
Unrealized appreciation				202,717
Unrealized (depreciation)				(8,825,145)
Total				$(8,622,428)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/19 (proceeds receivable $566,157,617) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Federal National Mortgage Association, 3.50%, 6/1/49	$2,000,000	6/13/19	$2,016,562
Federal National Mortgage Association, 6.00%, 5/1/49	2,000,000	5/13/19	2,161,875
Federal National Mortgage Association, 5.00%, 5/1/49	2,000,000	5/13/19	2,107,812
Federal National Mortgage Association, 4.00%, 5/1/49	98,000,000	5/13/19	100,564,846
Federal National Mortgage Association, 3.50%, 5/1/49	276,000,000	5/13/19	278,479,695
Federal National Mortgage Association, 3.00%, 6/1/49	66,000,000	6/13/19	65,149,220
Federal National Mortgage Association, 3.00%, 5/1/49	66,000,000	5/13/19	65,221,405
Government National Mortgage Association, 5.00%, 5/1/49	48,000,000	5/21/19	50,088,749
Total			$565,790,164

Income Fund 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$13,976,000	$1,800,528	$(477)	11/8/48	3 month USD-	3.312% —	$1,935,343
				LIBOR-BBA —	Semiannually
				Quarterly
5,000,000	2,200	(31)	5/26/20	3 month USD-	6 month USD-	(488)
				LIBOR-BBA	LIBOR-BBA —
				plus 12.70% —	Semiannually
				Semiannually
95,618,500	4,833,802	(1,354)	1/3/29	3.065% —	3 month USD-	(5,602,749)
				Semiannually	LIBOR-BBA —
					Quarterly
52,781,400	2,728,059	(747)	3/4/29	3 month USD-	3.073% —	2,761,742
				LIBOR-BBA —	Semiannually
				Quarterly
286,855,400	584,324	(144,122)	1/22/20	3 month USD-	2.86% —	2,531,123
				LIBOR-BBA —	Semiannually
				Quarterly
286,855,400	1,288,554 E	136,609	1/22/21	2.77% —	3 month USD-	(1,151,945)
				Semiannually	LIBOR-BBA —
					Quarterly
2,954,000	14,670 E	(16)	2/2/24	3 month USD-	2.5725% —	14,653
				LIBOR-BBA —	Semiannually
				Quarterly
7,645,700	31,707 E	(43)	2/2/24	2.528% —	3 month USD-	(31,749)
				Semiannually	LIBOR-BBA —
					Quarterly
13,769,100	231,321	(183)	2/13/29	2.6785% —	3 month USD-	(232,248)
				Semiannually	LIBOR-BBA —
					Quarterly
5,802,700	22,851 E	(30,386)	6/19/21	3 month USD-	2.55% —	(7,535)
				LIBOR-BBA —	Semiannually
				Quarterly
620,904,700	2,445,123 E	3,253,332	6/19/21	2.55% —	3 month USD-	808,209
				Semiannually	LIBOR-BBA —
					Quarterly
461,953,000	3,976,953 E	5,878,388	6/19/24	2.50% —	3 month USD-	1,901,435
				Semiannually	LIBOR-BBA —
					Quarterly
445,775,400	6,189,146 E	(10,751,551)	6/19/29	3 month USD-	2.65% —	(4,562,405)
				LIBOR-BBA —	Semiannually
				Quarterly
17,510,700	367,760 E	885,602	6/19/49	2.80% —	3 month USD-	517,842
				Semiannually	LIBOR-BBA —
					Quarterly
16,004,800	129,895 E	(3,239)	12/2/23	3 month USD-	2.536% —	126,656
				LIBOR-BBA —	Semiannually
				Quarterly
5,533,100	27,223 E	(945)	2/2/24	3 month USD-	2.57% —	26,277
				LIBOR-BBA —	Semiannually
				Quarterly

46 Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$19,929,186	$506,520 E	$(282)	3/5/30	3 month USD-	2.806% —	$506,238
				LIBOR-BBA —	Semiannually
				Quarterly
36,896,800	417,746 E	(522)	3/16/30	2.647% —	3 month USD-	(418,268)
				Semiannually	LIBOR-BBA —
					Quarterly
7,498,500	124,153 E	(256)	3/28/52	2.67% —	3 month USD-	123,897
				Semiannually	LIBOR-BBA —
					Quarterly
38,657,700	268,168 E	(19,876)	3/26/30	2.44% —	3 month USD-	248,292
				Semiannually	LIBOR-BBA —
					Quarterly
53,562,900	303,648	(506)	4/10/24	3 month USD-	2.20% —	(316,152)
				LIBOR-BBA —	Semiannually
				Quarterly
49,155,000	589,663	(652)	4/1/29	3 month USD-	2.355% —	(600,013)
				LIBOR-BBA —	Semiannually
				Quarterly
44,635,800	462,650	(632)	4/16/29	3 month USD-	2.375% —	(467,485)
				LIBOR-BBA —	Semiannually
				Quarterly
7,183,000	184,136	(245)	4/2/49	3 month USD-	2.5805% —	(184,446)
				LIBOR-BBA —	Semiannually
				Quarterly
601,000	297	(8)	4/8/29	3 month USD-	2.496% —	253
				LIBOR-BBA —	Semiannually
				Quarterly
867,000	262	(11)	4/10/29	2.487% —	3 month USD-	299
				Semiannually	LIBOR-BBA —
					Quarterly
33,541,000	13,215	(445)	4/11/29	3 month USD-	2.486% —	(15,435)
				LIBOR-BBA —	Semiannually
				Quarterly
15,925,000	14,030	(211)	4/12/29	2.4811% —	3 month USD-	14,848
				Semiannually	LIBOR-BBA —
					Quarterly
9,968,700	857 E	(56)	2/2/24	3 month USD-	2.3075% —	802
				LIBOR-BBA —	Semiannually
				Quarterly
14,633,000	4,083 E	(82)	2/9/24	3 month USD-	2.32% —	4,001
				LIBOR-BBA —	Semiannually
				Quarterly
33,854,500	542	(320)	5/1/24	3 month USD-	2.3225% —	222
				LIBOR-BBA —	Semiannually
				Quarterly
32,637,000	51,110	(431)	5/1/29	2.5095% —	3 month USD-	(51,541)
				Semiannually	LIBOR-BBA —
					Quarterly
Total		$(803,698)				$(2,120,327)

E Extended effective date.

Income Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$131,772	$131,461	$—	1/12/41	4.00% (1 month	Synthetic TRS	$918
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
228,665	228,494	—	1/12/41	4.50% (1 month	Synthetic TRS	2,124
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
2,484,144	2,482,267	—	1/12/40	4.00% (1 month	Synthetic MBX	(58)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
376,103	375,819	—	1/12/40	4.00% (1 month	Synthetic MBX	(9)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,831,274	1,829,916	—	1/12/40	4.50% (1 month	Synthetic MBX	370
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
163,990	163,869	—	1/12/40	4.50% (1 month	Synthetic MBX	33
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
38,066,416	38,055,336	—	1/12/41	5.00% (1 month	Synthetic MBX	32,622
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,659,057	3,656,387	—	1/12/40	5.00% (1 month	Synthetic MBX	1,555
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
274,505	274,745	—	1/12/41	5.00% (1 month	Synthetic MBX Index	557
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
2,407,581	2,409,947	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(6,062)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
40,818,381	40,818,381	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(68,777)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
517,676	519,368	—	1/12/43	3.50% (1 month	Synthetic TRS	6,014
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

48 Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$51,851	$52,021	$—	1/12/43	3.50% (1 month	Synthetic TRS	$602
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
337,002	336,206	—	1/12/41	4.00% (1 month	Synthetic TRS	2,348
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
103,704	103,459	—	1/12/41	4.00% (1 month	Synthetic TRS	722
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
78,613	78,784	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,032)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
445,133	446,325	—	1/12/36	(5.50%) 1 month	Synthetic TRS	(6,144)
				USD-LIBOR —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
159,702	160,608	—	1/12/39	6.00% (1 month	Synthetic TRS	2,736
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
310,089	310,451	—	1/12/38	6.50% (1 month	Synthetic TRS	3,933
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
35,000	35,041	—	1/12/38	6.50% (1 month	Synthetic TRS	444
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
3,114,255	3,113,348	—	1/12/41	5.00% (1 month	Synthetic MBX	2,669
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
737,902	737,687	—	1/12/41	5.00% (1 month	Synthetic MBX	632
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
7,003,452	7,003,452	—	1/12/41	4.50% (1 month	Synthetic MBX Index	6,634
				USD-LIBOR) —	4.50% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
781,777	781,219	—	1/12/41	5.00% (1 month	Synthetic MBX Index	7,829
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

Income Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$457,036	$457,773	$—	1/12/44	3.50% (1 month	Synthetic TRS	$4,496
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
444,352	445,494	—	1/12/45	3.50% (1 month	Synthetic TRS	5,057
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
413,967	415,030	—	1/12/45	3.50% (1 month	Synthetic TRS	4,711
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
411,058	411,721	—	1/12/44	3.50% (1 month	Synthetic TRS	4,044
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
299,541	300,025	—	1/12/44	3.50% (1 month	Synthetic TRS	2,947
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
149,252	149,740	—	1/12/43	3.50% (1 month	Synthetic TRS	1,734
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,292,760	1,295,823	—	1/12/45	4.00% (1 month	Synthetic TRS	15,167
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
504,709	503,517	—	1/12/41	4.00% (1 month	Synthetic TRS	3,516
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
452,721	453,794	—	1/12/45	4.00% (1 month	Synthetic TRS	5,311
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,045,871	2,041,038	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(14,253)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
216,257	217,568	—	1/12/39	(5.00%) 1 month	Synthetic TRS	(3,794)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
380,427	381,256	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(4,992)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

50 Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$138,443	$138,443	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(233)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
369,141	369,141	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(622)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,023,897	1,023,897	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,725)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,725,506	2,725,506	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,592)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,733,655	3,733,655	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,291)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
972,043	971,165	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(6,739)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
830,526	831,866	—	1/12/44	3.50% (1 month	Synthetic TRS	8,170
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
539,009	540,770	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(6,262)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
826,015	824,064	—	1/12/41	4.00% (1 month	Synthetic TRS	5,754
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
449,316	450,380	—	1/12/45	4.00% (1 month	Synthetic TRS	5,271
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
35,159	35,076	—	1/12/41	4.00% (1 month	Synthetic TRS	245
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
165,775	165,651	—	1/12/41	4.50% (1 month	Synthetic TRS	1,540
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

Income Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$742,220	$743,836	$—	1/12/41	(5.00%) 1 month	Synthetic TRS	$(9,740)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
445,133	446,325	—	1/12/36	5.50% (1 month	Synthetic TRS	6,144
				USD-LIBOR) —	Index 5.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
996,967	1,002,621	—	1/12/39	6.00% (1 month	Synthetic TRS	17,080
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
715,817	719,877	—	1/12/39	6.00% (1 month	Synthetic TRS	12,263
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
396,530	398,779	—	1/12/39	6.00% (1 month	Synthetic TRS	6,793
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
12,894	12,967	—	1/12/39	6.00% (1 month	Synthetic TRS	221
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
487,323	487,892	—	1/12/38	6.50% (1 month	Synthetic TRS	6,181
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
444,670	445,189	—	1/12/38	6.50% (1 month	Synthetic TRS	5,640
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
430,866	431,369	—	1/12/38	6.50% (1 month	Synthetic TRS	5,465
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
343,029	343,429	—	1/12/38	6.50% (1 month	Synthetic TRS	4,351
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
148,168	148,341	—	1/12/38	6.50% (1 month	Synthetic TRS	1,879
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

52 Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$107,508	$107,254	$—	1/12/41	4.00% (1 month	Synthetic TRS	$749
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
742,252	743,868	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,741)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
509,311	508,948	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(5,101)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
1,541,126	1,543,612	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(15,160)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,618,430	1,628,314	—	1/12/44	4.00% (1 month	Synthetic TRS	24,456
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
1,618,430	1,628,314	—	1/12/44	(4.00%) 1 month	Synthetic TRS	(24,459)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		231,927
Upfront premium (paid)		—		Unrealized (depreciation)		(195,786)
Total		$—		Total		$36,141

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$10,792,000	$68,249	$—	7/5/22	(1.89%) — At	USA Non Revised	$68,249
				maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity
9,405,000	42,962	—	7/3/22	(1.9225%) — At	USA Non Revised	42,962
				maturity	Consumer Price
Index-Urban
(CPI-U) — At
maturity

Income Fund 53

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/19 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$9,405,000	$8,634	$—	7/3/27	2.085% — At	USA Non Revised	$(8,634)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
10,792,000	49,287	—	7/5/27	2.05% — At	USA Non Revised	(49,287)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$—				$53,290

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BBB–/P	$13,534	$198,000	$21,562	5/11/63	300 bp —	$(7,929)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	26,395	438,000	47,698	5/11/63	300 bp —	(21,084)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	54,079	876,000	95,396	5/11/63	300 bp —	(40,879)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	51,528	904,000	98,446	5/11/63	300 bp —	(46,466)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	(131)	337,000	2,258	5/11/63	200 bp —	(2,276)
Index						Monthly
CMBX NA A.6	A/P	462	397,000	2,660	5/11/63	200 bp —	(2,065)
Index						Monthly
CMBX NA A.6	A/P	308	397,000	2,660	5/11/63	200 bp —	(2,219)
Index						Monthly
CMBX NA A.6	A/P	54,732	2,261,000	15,149	5/11/63	200 bp —	40,337
Index						Monthly
CMBX NA BB.7	BB/P	51,285	399,000	48,080	1/17/47	500 bp —	3,538
Index						Monthly
CMBX NA BB.7	BB/P	64,288	463,000	55,792	1/17/47	500 bp —	8,883
Index						Monthly
CMBX NA BB.7	BB/P	162,095	1,342,000	161,711	1/17/47	500 bp —	1,502
Index						Monthly
CMBX NA BBB–.6	BBB–/P	35,971	327,000	35,610	5/11/63	300 bp —	525
Index						Monthly
CMBX NA BBB–.6	BBB–/P	38,298	359,000	39,095	5/11/63	300 bp —	(617)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	53,902	490,000	53,361	5/11/63	300 bp —	786
Index						Monthly
CMBX NA BBB–.6	BBB–/P	66,061	673,000	73,290	5/11/63	300 bp —	(6,893)
Index						Monthly

54 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BBB–/P	$73,033	$730,000	$79,497	5/11/63	300 bp —	$(6,099)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	144,707	1,040,000	113,256	5/11/63	300 bp —	31,971
Index						Monthly
CMBX NA BBB–.6	BBB–/P	107,308	1,087,000	118,374	5/11/63	300 bp —	(10,522)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	126,206	1,144,000	124,582	5/11/63	300 bp —	2,196
Index						Monthly
CMBX NA BBB–.6	BBB–/P	159,635	1,292,000	140,699	5/11/63	300 bp —	19,582
Index						Monthly
CMBX NA BBB–.6	BBB–/P	203,968	1,432,000	155,945	5/11/63	300 bp —	48,739
Index						Monthly
CMBX NA BBB–.6	BBB–/P	169,734	1,670,000	181,863	5/11/63	300 bp —	(11,294)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	244,253	1,755,000	191,120	5/11/63	300 bp —	54,011
Index						Monthly
CMBX NA BBB–.6	BBB–/P	244,005	1,755,000	191,120	5/11/63	300 bp —	53,763
Index						Monthly
CMBX NA BBB–.6	BBB–/P	206,990	2,168,000	236,095	5/11/63	300 bp —	(28,021)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	132,715	2,662,000	17,835	5/11/63	200 bp —	115,767
Index						Monthly
CMBX NA A.6	A/P	180,953	8,008,000	53,654	5/11/63	200 bp —	129,969
Index						Monthly
CMBX NA A.6	A/P	2,036,197	40,122,000	268,817	5/11/63	200 bp —	1,780,754
Index						Monthly
CMBX NA A.7	A-/P	102,321	2,780,000	47,816	1/17/47	200 bp —	151,064
Index						Monthly
CMBX NA A.7	A-/P	11,938	287,000	4,936	1/17/47	200 bp —	16,970
Index						Monthly
CMBX NA BB.7	BB/P	97,913	732,000	88,206	1/17/47	500 bp —	10,317
Index						Monthly
CMBX NA BBB–.6	BBB–/P	67,149	665,000	72,419	5/11/63	300 bp —	(4,937)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	115,471	939,000	102,257	5/11/63	300 bp —	13,684
Index						Monthly
CMBX NA BBB–.6	BBB–/P	111,485	1,014,000	110,425	5/11/63	300 bp —	1,568
Index						Monthly
CMBX NA BBB–.6	BBB–/P	142,334	1,265,000	137,759	5/11/63	300 bp —	5,208
Index						Monthly
CMBX NA BBB–.6	BBB–/P	214,399	1,693,000	184,368	5/11/63	300 bp —	30,878
Index						Monthly
CMBX NA BBB–.6	BBB–/P	259,109	1,931,000	210,286	5/11/63	300 bp —	49,789
Index						Monthly
CMBX NA BBB–.6	BBB–/P	254,769	2,088,000	227,383	5/11/63	300 bp —	28,430
Index						Monthly

Income Fund 55

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BBB–.6	BBB–/P	$271,905	$2,342,000	$255,044	5/11/63	300 bp —	$18,032
Index						Monthly
CMBX NA BBB–.6	BBB–/P	232,198	2,368,000	257,875	5/11/63	300 bp —	(24,494)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	264,277	2,500,000	272,250	5/11/63	300 bp —	(6,723)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	283,039	2,530,000	275,517	5/11/63	300 bp —	8,787
Index						Monthly
CMBX NA BBB–.6	BBB–/P	306,540	2,573,000	280,200	5/11/63	300 bp —	27,626
Index						Monthly
CMBX NA BBB–.6	BBB–/P	280,186	2,576,000	280,526	5/11/63	300 bp —	947
Index						Monthly
CMBX NA BBB–.6	BBB–/P	479,440	3,674,000	400,099	5/11/63	300 bp —	81,179
Index						Monthly
CMBX NA BBB–.6	BBB–/P	560,251	4,605,000	501,485	5/11/63	300 bp —	61,069
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,723,028	16,115,000	1,754,924	5/11/63	300 bp —	(23,838)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	145,760	1,972,000	71,386	1/17/47	300 bp —	75,797
Index						Monthly
CMBX NA BBB–.7	BBB–/P	143,564	2,186,000	79,133	1/17/47	300 bp —	65,524
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	5,271	168,000	1,126	5/11/63	200 bp —	4,201
Index						Monthly
CMBX NA A.6	A/P	16,026	526,000	3,524	5/11/63	200 bp —	12,677
Index						Monthly
CMBX NA A.6	A/P	40,497	800,000	5,360	5/11/63	200 bp —	35,404
Index						Monthly
CMBX NA A.6	A/P	65,795	1,256,000	8,415	5/11/63	200 bp —	57,799
Index						Monthly
CMBX NA A.6	A/P	88,084	1,783,000	11,946	5/11/63	200 bp —	76,732
Index						Monthly
CMBX NA A.6	A/P	55,332	1,789,000	11,986	5/11/63	200 bp —	43,942
Index						Monthly
CMBX NA A.6	A/P	109,667	1,964,000	13,159	5/11/63	200 bp —	97,163
Index						Monthly
CMBX NA A.6	A/P	165,367	2,518,000	16,871	5/11/63	200 bp —	149,335
Index						Monthly
CMBX NA A.6	A/P	130,272	2,529,000	16,944	5/11/63	200 bp —	114,171
Index						Monthly
CMBX NA A.6	A/P	152,946	2,939,000	19,691	5/11/63	200 bp —	134,234
Index						Monthly
CMBX NA A.6	A/P	148,581	3,016,000	20,207	5/11/63	200 bp —	129,379
Index						Monthly
CMBX NA A.6	A/P	224,300	3,497,000	23,430	5/11/63	200 bp —	202,036
Index						Monthly

56 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$285,860	$5,647,000	$37,835	5/11/63	200 bp —	$249,908
Index						Monthly
CMBX NA BBB–.6	BBB–/P	12,607	146,000	15,899	5/11/63	300 bp —	(3,219)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	18,143	375,000	40,838	5/11/63	300 bp —	(22,507)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,346	392,000	42,689	5/11/63	300 bp —	853
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,557	401,000	43,669	5/11/63	300 bp —	89
Index						Monthly
CMBX NA BBB–.6	BBB–/P	43,389	401,000	43,669	5/11/63	300 bp —	(80)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	39,801	503,000	54,777	5/11/63	300 bp —	(14,724)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	34,791	667,000	72,636	5/11/63	300 bp —	(37,512)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	33,283	671,000	73,072	5/11/63	300 bp —	(39,453)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	32,711	671,000	73,072	5/11/63	300 bp —	(40,025)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	77,301	714,000	77,755	5/11/63	300 bp —	(96)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	98,179	933,000	101,604	5/11/63	300 bp —	(2,959)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	68,535	1,006,000	109,553	5/11/63	300 bp —	(40,515)
Index						Monthly
CMBX NA BBB–.6	BBB–/P	134,237	1,144,000	124,582	5/11/63	300 bp —	10,227
Index						Monthly
CMBX NA BBB–.6	BBB–/P	200,757	1,446,000	157,469	5/11/63	300 bp —	44,011
Index						Monthly
CMBX NA BBB–.6	BBB–/P	407,935	2,864,000	311,890	5/11/63	300 bp —	97,478
Index						Monthly
CMBX NA BBB–.7	BBB–/P	49,185	605,000	21,901	1/17/47	300 bp —	27,587
Index						Monthly
CMBX NA BBB–.7	BBB–/P	126,786	1,819,000	65,848	1/17/47	300 bp —	61,847
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.6	BB/P	149,214	705,000	153,126	5/11/63	500 bp —	(3,325)
Index						Monthly
CMBX NA A.6	A/P	47,675	4,716,000	31,597	5/11/63	200 bp —	17,650
Index						Monthly
CMBX NA A.6	A/P	142,994	14,145,000	94,772	5/11/63	200 bp —	52,937
Index						Monthly
CMBX NA A.6	A/P	1,295,429	56,311,000	377,284	5/11/63	200 bp —	936,915
Index						Monthly
CMBX NA BBB–.6	BBB–/P	81,683	669,000	72,854	5/11/63	300 bp —	9,163
Index						Monthly

Income Fund 57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.6	BBB–/P	$217,251	$1,777,000	$193,515	5/11/63	300 bp —	$24,624
Index						Monthly
CMBX NA BBB–.6	BBB–/P	443,874	3,595,000	391,496	5/11/63	300 bp —	54,176
Index						Monthly
CMBX NA BBB–.6	BBB–/P	7,647,012	57,803,000	6,294,747	5/11/63	300 bp —	1,381,167
Index						Monthly
CMBX NA BBB–.7	BBB–/P	392	15,000	543	1/17/47	300 bp —	(143)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	93,740	709,000	25,666	1/17/47	300 bp —	68,429
Index						Monthly
CMBX NA BBB–.7	BBB–/P	436,274	3,609,000	130,646	1/17/47	300 bp —	307,432
Index						Monthly
Merrill Lynch International
CMBX NA A.6	A/P	29,775	2,100,000	14,070	5/11/63	200 bp —	16,405
Index						Monthly
CMBX NA BBB–.6	BBB–/P	41,803	370,000	40,293	5/11/63	300 bp —	1,695
Index						Monthly
CMBX NA BBB–.6	BBB–/P	116,427	991,000	107,920	5/11/63	300 bp —	9,003
Index						Monthly
CMBX NA BBB–.6	BBB–/P	170,644	1,443,000	157,143	5/11/63	300 bp —	14,223
Index						Monthly
CMBX NA BBB–.6	BBB–/P	284,572	2,540,000	276,606	5/11/63	300 bp —	9,236
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6	BBB–/P	201,817	1,459,000	158,885	5/11/63	300 bp —	43,661
Index						Monthly
CMBX NA A.6	A/P	—	643,000	4,308	5/11/63	200 bp —	(4,093)
Index						Monthly
CMBX NA A.6	A/P	3,311	1,218,000	8,161	5/11/63	200 bp —	(4,444)
Index						Monthly
CMBX NA A.6	A/P	44,711	4,716,000	31,597	5/11/63	200 bp —	14,685
Index						Monthly
CMBX NA BBB–.6	BBB–/P	37,481	329,000	35,828	5/11/63	300 bp —	1,818
Index						Monthly
CMBX NA BBB–.6	BBB–/P	60,396	493,000	53,688	5/11/63	300 bp —	6,955
Index						Monthly
CMBX NA BBB–.6	BBB–/P	59,702	504,000	54,886	5/11/63	300 bp —	5,069
Index						Monthly
CMBX NA BBB–.6	BBB–/P	65,454	556,000	60,548	5/11/63	300 bp —	5,184
Index						Monthly
CMBX NA BBB–.6	BBB–/P	66,515	562,000	61,202	5/11/63	300 bp —	5,594
Index						Monthly
CMBX NA BBB–.6	BBB–/P	152,224	1,062,000	115,652	5/11/63	300 bp —	37,103
Index						Monthly
CMBX NA BBB–.6	BBB–/P	198,484	1,754,000	191,011	5/11/63	300 bp —	8,350
Index						Monthly

58 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/19 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt *	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.6	BBB–/P	$349,990	$2,255,000	$245,570	5/11/63	300 bp —	$105,548
Index						Monthly
CMBX NA BBB–.6	BBB–/P	295,288	2,397,000	261,033	5/11/63	300 bp —	35,453
Index						Monthly
CMBX NA BBB–.6	BBB–/P	301,001	2,484,000	270,508	5/11/63	300 bp —	31,735
Index						Monthly
CMBX NA BBB–.6	BBB–/P	388,470	2,584,000	281,398	5/11/63	300 bp —	108,364
Index						Monthly
CMBX NA BBB–.6	BBB–/P	394,816	2,697,000	293,703	5/11/63	300 bp —	102,461
Index						Monthly
CMBX NA BBB–.6	BBB–/P	448,144	3,500,000	381,150	5/11/63	300 bp —	68,744
Index						Monthly
CMBX NA BBB–.6	BBB–/P	1,029,224	6,766,000	736,817	5/11/63	300 bp —	295,421
Index						Monthly
Upfront premium received		29,018,046	Unrealized appreciation				8,267,465
Upfront premium (paid)		(131)	Unrealized (depreciation)				(459,451)
Total		$29,017,915	Total				$7,808,014

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2019.

Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(1,164)	$157,000	$2,700	1/17/47	(200 bp) —	$(3,917)
					Monthly
CMBX NA BB.10 Index	(98,245)	896,000	86,912	11/17/59	(500 bp) —	(12,080)
					Monthly
CMBX NA BB.10 Index	(46,755)	448,000	43,456	11/17/59	(500 bp) —	(3,672)
					Monthly
CMBX NA BB.11 Index	(173,870)	1,342,000	146,144	11/18/54	(500 bp) —	(28,844)
					Monthly
CMBX NA BB.8 Index	(63,214)	360,000	54,504	10/17/57	(500 bp) —	(9,010)
					Monthly
CMBX NA BB.9 Index	(188,687)	1,342,000	162,382	9/17/58	(500 bp) —	(27,423)
					Monthly
CMBX NA BB.9 Index	(142,029)	922,000	111,562	9/17/58	(500 bp) —	(31,235)
					Monthly
CMBX NA BB.9 Index	(142,669)	922,000	111,562	9/17/58	(500 bp) —	(31,876)
					Monthly

Income Fund 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	$(139,805)	$908,000	$109,868	9/17/58	(500 bp) —	$(30,693)
					Monthly
CMBX NA BB.9 Index	(120,309)	895,000	108,295	9/17/58	(500 bp) —	(12,760)
					Monthly
CMBX NA BB.9 Index	(116,343)	895,000	108,295	9/17/58	(500 bp) —	(8,794)
					Monthly
CMBX NA BB.9 Index	(71,701)	458,000	55,418	9/17/58	(500 bp) —	(16,665)
					Monthly
CMBX NA BBB–.6 Index	(37,495)	339,000	36,917	5/11/63	(300 bp) —	(634)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(123,951)	929,000	90,113	11/17/59	(500 bp) —	(34,612)
					Monthly
CMBX NA BB.10 Index	(110,117)	926,000	89,822	11/17/59	(500 bp) —	(21,067)
					Monthly
CMBX NA BB.10 Index	(60,658)	488,000	47,336	11/17/59	(500 bp) —	(13,729)
					Monthly
CMBX NA BB.7 Index	(118,205)	6,697,000	1,454,588	5/11/63	(500 bp) —	1,330,802
					Monthly
CMBX NA BB.7 Index	(380,458)	2,313,000	278,717	1/17/47	(500 bp) —	(103,669)
					Monthly
CMBX NA BB.7 Index	(173,028)	938,000	113,029	1/17/47	(500 bp) —	(60,781)
					Monthly
CMBX NA BB.8 Index	(115,646)	660,000	99,924	10/17/57	(500 bp) —	(16,272)
					Monthly
CMBX NA BB.9 Index	(226,349)	1,418,000	171,578	9/17/58	(500 bp) —	(55,952)
					Monthly
CMBX NA BB.9 Index	(74,905)	488,000	59,048	9/17/58	(500 bp) —	(16,263)
					Monthly
CMBX NA BB.9 Index	(70,311)	464,000	56,144	9/17/58	(500 bp) —	(14,554)
					Monthly
CMBX NA BB.9 Index	(59,492)	440,000	53,240	9/17/58	(500 bp) —	(6,619)
					Monthly
CMBX NA BB.9 Index	(59,440)	386,000	46,706	9/17/58	(500 bp) —	(13,056)
					Monthly
CMBX NA BB.9 Index	(36,130)	231,000	27,951	9/17/58	(500 bp) —	(8,372)
					Monthly
Goldman Sachs International
CMBX NA BB.6 Index	(392,011)	3,832,000	832,310	5/11/63	(500 bp) —	437,107
					Monthly
CMBX NA BB.7 Index	(241,670)	1,597,000	192,439	1/17/47	(500 bp) —	(50,562)
					Monthly
CMBX NA BB.6 Index	(44,124)	302,000	65,594	5/11/63	(500 bp) —	21,218
					Monthly
CMBX NA BB.7 Index	(691,993)	3,408,000	410,664	1/17/47	(500 bp) —	(284,169)
					Monthly

60 Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.7 Index	$(204,744)	$1,211,000	$145,926	1/17/47	(500 bp) —	$(59,828)
					Monthly
CMBX NA BB.7 Index	(173,838)	1,061,000	127,851	1/17/47	(500 bp) —	(46,872)
					Monthly
JPMorgan Securities LLC
CMBX NA A.7 Index	(61,347)	2,910,000	50,052	1/17/47	(200 bp) —	(112,369)
					Monthly
CMBX NA BB.6 Index	(279,973)	1,931,000	419,413	5/11/63	(500 bp) —	137,831
					Monthly
CMBX NA BB.6 Index	(146,989)	1,022,000	221,978	5/11/63	(500 bp) —	74,137
					Monthly
CMBX NA BB.6 Index	(111,356)	792,000	172,022	5/11/63	(500 bp) —	60,006
					Monthly
CMBX NA BB.6 Index	(70,996)	534,000	115,985	5/11/63	(500 bp) —	44,544
					Monthly
CMBX NA BB.7 Index	(640,086)	5,058,000	609,489	1/17/47	(500 bp) —	(34,812)
					Monthly
CMBX NA BB.9 Index	(2,548)	18,000	2,178	9/17/58	(500 bp) —	(385)
					Monthly
CMBX NA BB.9 Index	(840)	6,000	726	9/17/58	(500 bp) —	(119)
					Monthly
CMBX NA BBB–.7 Index	(71,107)	1,874,000	67,839	1/17/47	(300 bp) —	(4,205)
					Monthly
CMBX NA BBB–.7 Index	(31,763)	875,000	31,675	1/17/47	(300 bp) —	(88)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(47,215)	448,000	43,456	11/17/59	(500 bp) —	(4,132)
					Monthly
CMBX NA BB.10 Index	(53,135)	447,000	43,359	11/17/59	(500 bp) —	(10,149)
					Monthly
CMBX NA BB.9 Index	(144,208)	922,000	111,562	9/17/58	(500 bp) —	(33,415)
					Monthly
CMBX NA BB.9 Index	(58,517)	447,000	54,087	9/17/58	(500 bp) —	(4,802)
					Monthly
CMBX NA BB.9 Index	(1,621)	11,000	1,331	9/17/58	(500 bp) —	(299)
					Monthly
CMBX NA BB.9 Index	(879)	6,000	726	9/17/58	(500 bp) —	(158)
					Monthly
CMBX NA BBB–.7 Index	(69,410)	847,000	30,661	1/17/47	(300 bp) —	(39,172)
					Monthly

Income Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/19 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt *	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	$(148,658)	$1,459,000	$52,816	1/17/47	(300 bp) —	$(96,571)
					Monthly
CMBX NA BB.10 Index	(46,985)	448,000	43,456	11/17/59	(500 bp) —	(3,902)
					Monthly
CMBX NA BBB–.7 Index	(8,254)	130,000	4,706	1/17/47	(300 bp) —	(3,613)
					Monthly
Upfront premium received	—	Unrealized appreciation				2,105,645
Upfront premium (paid)	(6,695,243)	Unrealized (depreciation)				(1,372,171)
Total	$(6,695,243)	Total				$733,474

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$31,262,000	$—
Corporate bonds and notes	—	461,879,182	—
Mortgage-backed securities	—	656,002,231	—
Municipal bonds and notes	—	3,114,110	—
Purchased options outstanding	—	358,346	—
Purchased swap options outstanding	—	69,861,394	—
U.S. government and agency mortgage obligations	—	1,223,947,434	—
Short-term investments	267,896,831	144,440,031	—
Totals by level	$267,896,831	$2,590,864,728	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,798,344	$—	$—
Written options outstanding	—	(531,343)	—
Written swap options outstanding	—	(61,292,248)	—
Forward premium swap option contracts	—	(8,622,428)	—
TBA sale commitments	—	(565,790,164)	—
Interest rate swap contracts	—	(1,316,629)	—
Total return swap contracts	—	89,431	—
Credit default contracts	—	(13,781,184)	—
Totals by level	$1,798,344	$(651,244,565)	$—

The accompanying notes are an integral part of these financial statements.

62 Income Fund

Statement of assets and liabilities 4/30/19 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $2,606,510,557)	$2,590,984,728
Affiliated issuers (identified cost $267,776,831) (Notes 1 and 5)	267,776,831
Cash	71,169
Interest and other receivables	11,179,164
Receivable for shares of the fund sold	12,419,605
Receivable for investments sold	4,410,277
Receivable for sales of delayed delivery securities (Note 1)	876,279
Receivable for sales of TBA securities (Note 1)	479,035,660
Receivable for variation margin on futures contracts (Note 1)	873,265
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,826,489
Unrealized appreciation on forward premium swap option contracts (Note 1)	202,717
Unrealized appreciation on OTC swap contracts (Note 1)	10,605,037
Premium paid on OTC swap contracts (Note 1)	6,695,374
Prepaid assets	107,635
Total assets	3,387,064,230

LIABILITIES
Payable for investments purchased	6,216,267
Payable for purchases of delayed delivery securities (Note 1)	1,471,849
Payable for purchases of TBA securities (Note 1)	836,427,371
Payable for shares of the fund repurchased	4,148,900
Payable for compensation of Manager (Note 2)	587,142
Payable for custodian fees (Note 2)	120,017
Payable for investor servicing fees (Note 2)	450,309
Payable for Trustee compensation and expenses (Note 2)	437,226
Payable for administrative services (Note 2)	6,128
Payable for distribution fees (Note 2)	261,898
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,682,028
Unrealized depreciation on OTC swap contracts (Note 1)	2,027,408
Premium received on OTC swap contracts (Note 1)	29,018,046
Unrealized depreciation on forward premium swap option contracts (Note 1)	8,825,145
Written options outstanding, at value (premiums $69,232,508) (Note 1)	61,823,591
TBA sale commitments, at value (proceeds receivable $566,157,617) (Note 1)	565,790,164
Collateral on certain derivative contracts, at value (Notes 1 and 9)	5,502,349
Other accrued expenses	336,588
Total liabilities	1,525,132,426

Net assets	$1,861,931,804

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,920,372,508
Total distributable earnings (Note 1)	(58,440,704)
Total — Representing net assets applicable to capital shares outstanding	$1,861,931,804

(Continued on next page)

Income Fund 63

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($627,551,129 divided by 90,805,014 shares)	$6.91
Offering price per class A share (100/96.00 of $6.91)*	$7.20
Net asset value and offering price per class B share ($10,652,546 divided by 1,560,018 shares)**	$6.83
Net asset value and offering price per class C share ($109,751,143 divided by 16,030,644 shares)**	$6.85
Net asset value and redemption price per class M share
($73,172,305 divided by 10,902,700 shares)	$6.71
Offering price per class M share (100/96.75 of $6.71)†	$6.94
Net asset value, offering price and redemption price per class R share
($12,718,893 divided by 1,857,592 shares)	$6.85
Net asset value, offering price and redemption price per class R5 share
($4,703,332 divided by 672,639 shares)	$6.99
Net asset value, offering price and redemption price per class R6 share
($106,844,024 divided by 15,196,312 shares)	$7.03
Net asset value, offering price and redemption price per class Y share
($916,538,432 divided by 130,351,999 shares)	$7.03

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

64 Income Fund

Statement of operations Six months ended 4/30/19 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $3,287,745 from investments in affiliated issuers) (Note 5)	$36,074,413
Total investment income	36,074,413

EXPENSES
Compensation of Manager (Note 2)	3,255,178
Investor servicing fees (Note 2)	1,320,073
Custodian fees (Note 2)	70,219
Trustee compensation and expenses (Note 2)	38,633
Distribution fees (Note 2)	1,547,261
Administrative services (Note 2)	30,758
Other	353,503
Total expenses	6,615,625

Expense reduction (Note 2)	(9,156)
Net expenses	6,606,469

Net investment income	29,467,944

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(9,111,275)
Futures contracts (Note 1)	7,777,371
Swap contracts (Note 1)	(5,574,329)
Written options (Note 1)	8,609,484
Total net realized gain	1,701,251
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	35,401,936
Futures contracts	10,016,589
Swap contracts	(1,026,292)
Written options	10,510,325
Total change in net unrealized appreciation	54,902,558

Net gain on investments	56,603,809

Net increase in net assets resulting from operations	$86,071,753

The accompanying notes are an integral part of these financial statements.

Income Fund 65

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/19*	Year ended 10/31/18
Operations
Net investment income	$29,467,944	$61,766,699
Net realized gain (loss) on investments
and foreign currency transactions	1,701,251	(2,073,781)
Change in net unrealized appreciation (depreciation)
of investments	54,902,558	(59,927,798)
Net increase (decrease) in net assets resulting
from operations	86,071,753	(234,880)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(10,771,163)	(22,487,333)
Class B	(159,080)	(454,876)
Class C	(1,498,212)	(3,298,180)
Class M	(1,243,918)	(2,616,565)
Class R	(206,340)	(476,861)
Class R5	(89,650)	(142,188)
Class R6	(1,889,880)	(3,044,731)
Class Y	(14,071,592)	(20,984,615)
Increase in capital from settlement payments	—	150,670
Increase from capital share transactions (Note 4)	236,945,402	57,191,926
Total increase in net assets	293,087,320	3,602,367

NET ASSETS
Beginning of period	1,568,844,484	1,565,242,117
End of period	$1,861,931,804	$1,568,844,484

* Unaudited.

The accompanying notes are an integral part of these financial statements.

66 Income Fund

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Income Fund 67

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net		Non-recurring	Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	Total	reimburse-	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	ments	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%) [d]
Class A
April 30, 2019**	$6.69	.12	.22	.34	(.12)	(.12)	—	$6.91	5.13*	$627,551	.43*	1.73*	422*
October 31, 2018	6.93	.27	(.27)	—[e]	(.24)	(.24)	—[f]	6.69	(.01)	599,510.87		4.01	825
October 31, 2017	6.89	.25	.03	.28	(.24)	(.24)	—	6.93	4.16	668,024.88		3.67	1,055
October 31, 2016	6.94	.24	(.08)	.16	(.21)	(.21)	—	6.89	2.33	829,643	.87[h]	3.45[h]	981
October 31, 2015	7.26	.18	(.28)	(.10)	(.22)	(.22)	—	6.94	(1.37)	1,087,633.85		2.52	793
October 31, 2014	7.20	.27	.12	.39	(.33)	(.33)	—	7.26	5.57	1,004,198.85		3.67	505
Class B
April 30, 2019**	$6.61	.09	.23	.32	(.10)	(.10)	—	$6.83	4.80 *	$10,653	.80 *	1.36*	422*
October 31, 2018	6.85	.22	(.27)	(.05)	(.19)	(.19)	—[f]	6.61	(.74)	12,173	1.62	3.24	825
October 31, 2017	6.82	.20	.02	.22	(.19)	(.19)	—	6.85	3.30	19,402	1.63	2.92	1,055
October 31, 2016	6.87	.18	(.07)	.11	(.16)	(.16)	—	6.82	1.59	24,859	1.62[h]	2.70[h]	981
October 31, 2015	7.19	.13	(.28)	(.15)	(.17)	(.17)	—	6.87	(2.11)	30,089	1.60	1.77	793
October 31, 2014	7.13	.21	.13	.34	(.28)	(.28)	—	7.19	4.79	32,142	1.60	2.94	505
Class C
April 30, 2019**	$6.63	.09	.23	.32	(.10)	(.10)	—	$6.85	4.79*	$109,751	.80 *	1.36*	422*
October 31, 2018	6.87	.22	(.27)	(.05)	(.19)	(.19)	—[f]	6.63	(.75)	103,791	1.62	3.24	825
October 31, 2017	6.84	.20	.02	.22	(.19)	(.19)	—	6.87	3.28	131,467	1.63	2.92	1,055
October 31, 2016	6.88	.18	(.06)	.12	(.16)	(.16)	—	6.84	1.74	180,492	1.62[h]	2.70[h]	981
October 31, 2015	7.21	.13	(.29)	(.16)	(.17)	(.17)	—	6.88	(2.24)	221,882	1.60	1.76	793
October 31, 2014	7.15	.21	.13	.34	(.28)	(.28)	—	7.21	4.84	181,142	1.60	2.96	505
Class M
April 30, 2019**	$6.50	.11	.21	.32	(.11)	(.11)	—	$6.71	5.02*	$73,172	.55*	1.61*	422*
October 31, 2018	6.74	.25	(.26)	(.01)	(.23)	(.23)	—[f]	6.50	(.20)	72,688	1.12	3.75	825
October 31, 2017	6.72	.23	.02	.25	(.23)	(.23)	—	6.74	3.77	79,485	1.13	3.42	1,055
October 31, 2016	6.77	.21	(.06)	.15	(.20)	(.20)	—	6.72	2.21	88,869	1.12[h]	3.20[h]	981
October 31, 2015	7.10	.16	(.28)	(.12)	(.21)	(.21)	—	6.77	(1.74)	103,524	1.10	2.26	793
October 31, 2014	7.05	.24	.13	.37	(.32)	(.32)	—	7.10	5.31	121,065	1.10	3.43	505
Class R
April 30, 2019**	$6.62	.11	.23	.34	(.11)	(.11)	—	$6.85	5.22*	$12,719	.55*	1.61*	422*
October 31, 2018	6.86	.26	(.27)	(.01)	(.23)	(.23)	—[f]	6.62	(.22)	12,382	1.12	3.76	825
October 31, 2017	6.84	.23	.02	.25	(.23)	(.23)	—	6.86	3.66	15,675	1.13	3.43	1,055
October 31, 2016	6.88	.22	(.07)	.15	(.19)	(.19)	—	6.84	2.29	25,266	1.12[h]	3.21[h]	981
October 31, 2015	7.21	.16	(.28)	(.12)	(.21)	(.21)	—	6.88	(1.73)	29,237	1.10	2.25	793
October 31, 2014	7.16	.25	.12	.37	(.32)	(.32)	—	7.21	5.27	21,255	1.10	3.42	505

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

68 Income Fund	Income Fund 69

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net		Non-recurring	Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	Total	reimburse-	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	ments	of period	value (%) [b]	(in thousands)	net assets (%) [c]	net assets (%)	(%) [d]
Class R5
April 30, 2019**	$6.77	.13	.22	.35	(.13)	(.13)	—	$6.99	5.26*	$4,703	.28*	1.88*	422*
October 31, 2018	7.01	.30	(.28)	.02	(.26)	(.26)	—[f]	6.77	.33	5,149.58		4.29	825
October 31, 2017	6.97	.26[g]	.04	.30	(.26)	(.26)	—	7.01	4.45	3,510.58		3.81[g]	1,055
October 31, 2016	7.02	.26	(.08)	.18	(.23)	(.23)	—	6.97	2.66	5,069	.57[h]	3.76[h]	981
October 31, 2015	7.35	.20	(.28)	(.08)	(.25)	(.25)	—	7.02	(1.16)	4,463.56		2.77	793
October 31, 2014	7.29	.27	.15	.42	(.36)	(.36)	—	7.35	5.83	2,683.58		3.71	505
Class R6
April 30, 2019**	$6.80	.13	.23	.36	(.13)	(.13)	—	$7.03	5.38*	$106,844	.25*	1.90 *	422*
October 31, 2018	7.04	.30	(.28)	.02	(.26)	(.26)	—[f]	6.80	.33	88,269.51		4.37	825
October 31, 2017	7.00	.28	.02	.30	(.26)	(.26)	—	7.04	4.45	73,329.51		4.05	1,055
October 31, 2016	7.04	.27	(.08)	.19	(.23)	(.23)	—	7.00	2.80	76,616	.50[h]	3.82[h]	981
October 31, 2015	7.36	.20	(.27)	(.07)	(.25)	(.25)	—	7.04	(1.02)	123,635.49		2.82	793
October 31, 2014	7.29	.29	.14	.43	(.36)	(.36)	—	7.36	5.98	48,755.51		3.97	505
Class Y
April 30, 2019**	$6.80	.13	.23	.36	(.13)	(.13)	—	$7.03	5.30 *	$916,538	.31*	1.84*	422*
October 31, 2018	7.03	.30	(.28)	.02	(.25)	(.25)	—[f]	6.80	.32	674,882.62		4.26	825
October 31, 2017	6.99	.27	.02	.29	(.25)	(.25)	—	7.03	4.30	574,349.63		3.92	1,055
October 31, 2016	7.03	.26	(.08)	.18	(.22)	(.22)	—	6.99	2.68	660,506	.62[h]	3.71[h]	981
October 31, 2015	7.36	.20	(.29)	(.09)	(.24)	(.24)	—	7.03	(1.27)	779,830.60		2.76	793
October 31, 2014	7.29	.29	.13	.42	(.35)	(.35)	—	7.36	5.90	461,835.60		3.93	505

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Barclay’s Capital Inc. which amounted to less than $0.01 per share outstanding on November 20, 2017.

g The net investment income and per share amount shown for the period ending October 31, 2017, may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

70 Income Fund	Income Fund 71

Notes to financial statements 4/30/19 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2018 through April 30, 2019.

Putnam Income Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee, and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses

72 Income Fund

unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $105,985,235, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Income Fund 73

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

74 Income Fund

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Income Fund 75

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

76 Income Fund

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $19,256,381 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,788,677 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains

Income Fund 77

or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2018 the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$28,617,407	$9,953,150	$38,570,557

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,246,616,355, resulting in gross unrealized appreciation and depreciation of $67,473,715 and $104,774,732, respectively, or net unrealized depreciation of $37,301,017.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.194% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage

78 Income Fund

the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$501,226	Class R5	2,797
Class B	9,315	Class R6	24,662
Class C	87,315	Class Y	624,843
Class M	59,740	Total	$1,320,073
Class R	10,175

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $9,156 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,294, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

Income Fund 79

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$754,752
Class B	1.00%	1.00%	56,007
Class C	1.00%	1.00%	525,980
Class M	1.00%	0.50%	179,856
Class R	1.00%	0.50%	30,666
Total			$1,547,261

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $33,621 and $745 from the sale of class A and class M shares, respectively, and received $581 and $1,356 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $90 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$7,481,644,922	$7,121,380,949
U.S. government securities (Long-term)	—	—
Total	$7,481,644,922	$7,121,380,949

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class A	Shares	Amount	Shares	Amount
Shares sold	9,907,998	$67,180,045	14,365,662	$98,591,278
Shares issued in connection with
reinvestment of distributions	1,410,158	9,541,633	2,899,891	19,802,116
	11,318,156	76,721,678	17,265,553	118,393,394
Shares repurchased	(10,176,942)	(68,869,226)	(24,060,043)	(164,968,690)
Net increase (decrease)	1,141,214	$7,852,452	(6,794,490)	$(46,575,296)

80 Income Fund

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class B	Shares	Amount	Shares	Amount
Shares sold	54,490	$366,730	42,295	$287,829
Shares issued in connection with
reinvestment of distributions	21,530	144,011	56,670	382,844
	76,020	510,741	98,965	670,673
Shares repurchased	(357,979)	(2,398,571)	(1,089,326)	(7,375,966)
Net decrease	(281,959)	$(1,887,830)	(990,361)	$(6,705,293)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class C	Shares	Amount	Shares	Amount
Shares sold	2,440,857	$16,400,089	2,126,695	$14,448,166
Shares issued in connection with
reinvestment of distributions	188,692	1,265,240	408,506	2,765,892
	2,629,549	17,665,329	2,535,201	17,214,058
Shares repurchased	(2,265,324)	(15,211,108)	(6,017,433)	(40,884,460)
Net increase (decrease)	364,225	$2,454,221	(3,482,232)	$(23,670,402)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class M	Shares	Amount	Shares	Amount
Shares sold	166,394	$1,093,912	188,801	$1,259,521
Shares issued in connection with
reinvestment of distributions	23,523	154,596	50,019	332,130
	189,917	1,248,508	238,820	1,591,651
Shares repurchased	(474,342)	(3,112,392)	(842,019)	(5,610,293)
Net decrease	(284,425)	$(1,863,884)	(603,199)	$(4,018,642)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R	Shares	Amount	Shares	Amount
Shares sold	346,257	$2,333,457	601,783	$4,082,774
Shares issued in connection with
reinvestment of distributions	25,772	172,788	55,885	378,089
	372,029	2,506,245	657,668	4,460,863
Shares repurchased	(384,376)	(2,581,572)	(1,071,477)	(7,262,980)
Net decrease	(12,347)	$(75,327)	(413,809)	$(2,802,117)

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R5	Shares	Amount	Shares	Amount
Shares sold	29,551	$203,310	293,828	$2,005,669
Shares issued in connection with
reinvestment of distributions	13,099	89,650	20,602	142,188
	42,650	292,960	314,430	2,147,857
Shares repurchased	(131,062)	(888,328)	(54,295)	(376,207)
Net increase (decrease)	(88,412)	$(595,368)	260,135	$1,771,650

Income Fund 81

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class R6	Shares	Amount	Shares	Amount
Shares sold	4,004,880	$27,594,265	5,685,279	$39,580,075
Shares issued in connection with
reinvestment of distributions	273,108	1,881,030	439,057	3,044,727
	4,277,988	29,475,295	6,124,336	42,624,802
Shares repurchased	(2,063,697)	(14,261,015)	(3,563,580)	(24,772,932)
Net increase	2,214,291	$15,214,280	2,560,756	$17,851,870

	SIX MONTHS ENDED 4/30/19		YEAR ENDED 10/31/18
Class Y	Shares	Amount	Shares	Amount
Shares sold	52,089,142	$360,452,967	50,619,296	$351,421,494
Shares issued in connection with
reinvestment of distributions	1,626,903	11,212,470	2,430,720	16,857,513
	53,716,045	371,665,437	53,050,016	368,279,007
Shares repurchased	(22,625,315)	(155,818,579)	(35,446,288)	(246,938,851)
Net increase	31,090,730	$215,846,858	17,603,728	$121,340,156

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/18	cost	proceeds	income	of 4/30/19
Short-term investments
Putnam Short Term
Investment Fund*	$235,817,220	$207,495,504	$175,535,893	$3,287,745	$267,776,831
Total Short-term
investments	$235,817,220	$207,495,504	$175,535,893	$3,287,745	$267,776,831

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

82 Income Fund

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$418,400,000
Purchased swap option contracts (contract amount)	$3,606,300,000
Written TBA commitment option contracts (contract amount)	$643,900,000
Written swap option contracts (contract amount)	$2,706,300,000
Futures contracts (number of contracts)	3,000
Centrally cleared interest rate swap contracts (notional)	$3,812,100,000
OTC total return swap contracts (notional)	$138,300,000
Centrally cleared total return swap contracts (notional)	$40,400,000
OTC credit default contracts (notional)	$387,100,000
Centrally cleared credit default contracts (notional)	$12,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$7,536,267	Payables	$21,317,451
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	87,241,230 *	Unrealized depreciation	86,896,363*
Total		$94,777,497		$108,213,814

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$5,523,625	$5,523,625
Interest rate contracts	1,563,854	7,777,371	(11,097,954)	$(1,756,729)
Total	$1,563,854	$7,777,371	$(5,574,329)	$3,766,896

Income Fund 83

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$4,601,600	$4,601,600
Interest rate contracts	2,091,468	10,016,589	(5,627,892)	$6,480,165
Total	$2,091,468	$10,016,589	$(1,026,292)	$11,081,765

Note 8: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities . The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Canada	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$ 1,809,358	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,809,358
OTC Total return
swap contracts*#	3,042	51,936	—	3,301	—	61,446	86,997	—	749	24,456	—	—	—	231,927
Centrally cleared total return
swap contracts§	—	—	17,131	—	—	—	—	—	—	—	—	—	—	17,131
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	53,775	—	—	—	—	—	—	—	53,775
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	1,127,436	2,574,546	1,765,274	—	—	1,632,567	282,858	99,811	—	7,482,492
Futures contracts§	—	—	—	—	—	—	—	—	—	873,265	—	—	—	873,265
Forward premium swap
option contracts #	—	—	—	—	—	—	—	—	160,900	—	—	41,817	—	202,717
Purchased swap options **#	25,577,736	—	—	247,214	—	—	7,495,583	—	11,697,202	—	—	24,843,659	—	69,861,394
Purchased options **#	—	—	—	—	—	—	—	—	358,346	—	—	—	—	358,346
Repurchase agreements **	—	—	—	—	37,152,000	—	—	37,000,000	—	—	—	—	29,750,000	103,902,000
Total Assets	$25,580,778	$51,936	$1,826,489	$250,515	$38,279,436	$2,689,767	$9,347,854	$37,000,000	$12,217,197	$2,530,288	$282,858	$24,985,287	$29,750,000	$184,792,405

84 Income Fund	Income Fund 85

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Royal Bank of Canada	Total
Liabilities:
Centrally cleared interest
rate swap contracts§	$—	$—	$1,676,537	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$1,676,537
OTC Total return
swap contracts*#	—	82,082	—	—	—	23,039	36,204	—	9,741	44,720	—	—	—	195,786
Centrally cleared total return
swap contracts§	—	—	5,491	—	—	—	—	—	—	—	—	—	—	5,491
OTC Credit default
contracts — protection sold*#	261,894	—	—	—	2,011,283	5,857,349	1,604,558	—	—	7,706,513	592,659	3,229,420	—	21,263,676
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	2,753	—	—	—	—	51,022	—	—	—	53,775
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts #	1,218,325	—	—	1,582,314	—	—	818,526	—	4,790,303	—	—	415,677	—	8,825,145
Written swap options #	18,815,500	—	—	287,901	—	—	8,332,851	—	10,719,790	—	—	23,136,206	—	61,292,248
Written options #	—	—	—	—	—	—	—	—	531,343	—	—	—	—	531,343
Total Liabilities	$20,295,719	$82,082	$1,682,028	$1,870,215	$2,014,036	$5,880,388	$10,792,139	$—	$16,051,177	$7,802,255	$592,659	$26,781,303	$—	$93,844,001
Total Financial and
Derivative Net Assets	$5,285,059	$(30,146)	$144,461	$(1,619,700)	$36,265,400	$(3,190,621)	$(1,444,285)	$37,000,000	$(3,833,980)	$(5,271,967)	$(309,801)	$(1,796,016)	$29,750,000	$90,948,404
Total collateral
received (pledged)†##	$5,285,059	$120,000	$—	$(1,619,700)	$36,265,400	$(3,190,621)	$(1,444,285)	$37,000,000	$(3,833,980)	$(5,271,967)	$(309,801)	$(1,796,016)	$29,750,000
Net amount	$—	$(150,146)	$144,461	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Controlled collateral
received (including
TBA commitments)**	$5,382,349	$120,000	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,502,349
Uncontrolled collateral
received	$—	$—	$—	$—	$37,895,041	$—	$—	$37,742,893	$—	$—	$—	$—	$30,347,301	$105,985,235
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(1,692,445)	$(1,051,481)	$(3,336,572)	$(1,654,494)	$—	$(4,019,001)	$(6,361,720)	$(379,670)	$(2,293,294)	$—	$(20,788,677)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $4,373,061 and $8,757,940, respectively.

86 Income Fund	Income Fund 87

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Value
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Equity Income Fund
Equity Spectrum Fund	International Value Fund
Europe Equity Fund	Small Cap Value Fund
Global Equity Fund
International Capital Opportunities Fund	Income
International Equity Fund	Diversified Income Trust
Multi-Cap Core Fund	Floating Rate Income Fund
Research Fund	Global Income Trust
Government Money Market Fund*
Global Sector	High Yield Fund
Global Communications Fund	Income Fund
Global Consumer Fund	Money Market Fund†
Global Financials Fund	Mortgage Securities Fund
Global Health Care Fund	Short Duration Bond Fund
Global Industrials Fund	Short Duration Income Fund
Global Natural Resources Fund
Global Sector Fund	Tax-free Income
Global Technology Fund	AMT-Free Municipal Fund
Global Utilities Fund	Intermediate-Term Municipal Income Fund
Short-Term Municipal Income Fund
Growth	Tax Exempt Income Fund
Growth Opportunities Fund	Tax-Free High Yield Fund
International Growth Fund
Small Cap Growth Fund	State tax-free income funds‡:
Sustainable Future Fund	California, Massachusetts, Minnesota,
Sustainable Leaders Fund	New Jersey, New York, Ohio, and Pennsylvania.

88 Income Fund

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
Retirement Income Fund Lifestyle 1

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Income Fund 89

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

90 Income Fund

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Income Fund 91

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Janet C. Smith
	Katinka Domotorffy	Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Financial Officer,
Putnam Investments Limited	Paul L. Joskow	Principal Accounting Officer,
16 St James’s Street	Robert E. Patterson	and Assistant Treasurer
London, England SW1A 1ER	George Putnam, III
	Robert L. Reynolds	Susan G. Malloy
Marketing Services	Manoj P. Singh	Vice President and
Putnam Retail Management		Assistant Treasurer
100 Federal Street	Officers
Boston, MA 02110	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Assistant Treasurer
Vice President and
	Chief Legal Officer	Denere P. Poulack
Assistant Vice President, Assistant
	James F. Clark	Clerk, and Assistant Treasurer
Vice President and
Chief Compliance Officer

This report is for the information of shareholders of Putnam Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

92 Income Fund

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

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SA035 316781 6/19

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2019